UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.          SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Abercrombie & Fitch Co. Cl A	155	9,099
Amazon.com, Inc.*	624	112,401
Apollo Group, Inc.*	219	9,134
AutoNation, Inc.*	113	3,997
AutoZone, Inc.*	48	13,131
Bed Bath & Beyond, Inc.*	451	21,770
Best Buy Co., Inc.	570	16,370
Big Lots, Inc.*	133	5,776
Cablevision Systems Corp. Cl A	413	14,294
CarMax, Inc.*	396	12,712
Carnival Corp.	754	28,923
CBS Corp. Cl B	1,182	29,597
Coach, Inc.	535	27,841
Comcast Corp. Cl A	4,897	121,054
D.R. Horton, Inc.	496	5,778
Darden Restaurants, Inc.	243	11,939
DeVry, Inc.	107	5,892
DIRECTV Cl A*	1,405	65,754
Discovery Communications, Inc. Cl A*	493	19,671
Disney (Walt) Co.	3,305	142,412
Expedia, Inc.	353	7,999
Family Dollar Stores, Inc.	223	11,444
Ford Motor Co.*	6,577	98,063
Fortune Brands, Inc.	269	16,648
GameStop Corp. Cl A*	268	6,035
Gannett Co., Inc.	417	6,351
Gap, Inc.	769	17,426
Genuine Parts Co.	276	14,805
Goodyear Tire & Rubber Co.*	420	6,292
H&R Block, Inc.	538	9,006
Harley-Davidson, Inc.	413	17,548
Harman Int’l. Industries, Inc.	122	5,712
Hasbro, Inc.	240	11,242
Home Depot, Inc.	2,869	106,325
International Game Technology	519	8,423
Interpublic Group of Cos., Inc.	865	10,873
Johnson Controls, Inc.	1,191	49,510
Kohl’s Corp.	523	27,740
Leggett & Platt, Inc.	256	6,272
Lennar Corp. Cl A	278	5,037
Limited Brands, Inc.	465	15,289
Lowe’s Cos., Inc.	2,423	64,040
Macy’s, Inc	753	18,268
Marriott International, Inc. Cl A	504	17,932
Mattel, Inc.	619	15,432
McDonald’s Corp.	1,855	141,147
McGraw-Hill Cos., Inc.	535	21,079
Netflix, Inc.*	79	18,749
Newell Rubbermaid, Inc.	511	9,775
News Corp. Cl A	4,022	70,626
NIKE, Inc. Cl B	747	56,548
Nordstrom, Inc.	299	13,419
O’Reilly Automotive, Inc.*	249	14,308
Omnicom Group, Inc.	504	24,726
Penney (J.C.) Co., Inc.	416	14,939
Polo Ralph Lauren Corp.	120	14,838

Priceline.com, Inc.*	87	44,060
Pulte Homes, Inc.*	582	4,307
RadioShack Corp.	187	2,807
Ross Stores, Inc.	213	15,149
Scripps Networks Interactive, Inc. Cl A	161	8,064
Sears Hldgs. Corp.*	78	6,447
Stanley Black & Decker, Inc.	292	22,367
Staples, Inc.	1,258	24,430
Starbucks Corp.	1,320	48,774
Starwood Hotels & Resorts	334	19,412
Target Corp.	1,265	63,263
Tiffany & Co.	223	13,701
Time Warner Cable, Inc.	601	42,875
Time Warner, Inc.	1,942	69,329
TJX Cos., Inc.	702	34,910
Urban Outfitters, Inc.*	226	6,742
V.F. Corp.	156	15,371
Viacom, Inc. Cl B	1,049	48,799
Washington Post Co. Cl B	10	4,376
Whirlpool Corp.	133	11,353
Wyndham Worldwide Corp.	302	9,607
Wynn Resorts Ltd.	134	17,052
Yum! Brands, Inc.	827	42,491
		2,227,097
CONSUMER STAPLES (5.1%)
Altria Group, Inc.	3,661	95,296
Archer-Daniels-Midland Co.	1,122	40,403
Avon Products, Inc.	751	20,307
Brown-Forman Corp. Cl B	183	12,499
Campbell Soup Co.	322	10,661
Clorox Co.	241	16,887
Coca-Cola Co.	4,041	268,120
Coca-Cola Refreshments USA,	579	15,807
Colgate-Palmolive Co.	876	70,746
ConAgra Foods, Inc.	766	18,193
Constellation Brands, Inc. Cl A*	313	6,348
Costco Wholesale Corp.	771	56,530
CVS Caremark Corp.	2,386	81,888
Dean Foods Co.*	319	3,190
Dr. Pepper Snapple Group, Inc.	391	14,530
Estee Lauder Cos., Inc. Cl A	200	19,272
General Mills, Inc.	1,117	40,826
Heinz (H.J.) Co.	565	27,583
Hershey Co.	270	14,675
Hormel Foods Corp.	242	6,737
J.M. Smucker Co.	209	14,921
Kellogg Co.	443	23,913
Kimberly-Clark Corp.	712	46,472
Kraft Foods, Inc. Cl A	3,086	96,777
Kroger Co.	1,130	27,086
Lorillard, Inc.	236	22,422
McCormick & Co., Inc.	232	11,097
Mead Johnson Nutrition Co.	361	20,913
Molson Coors Brewing Co. Cl B	281	13,176
PepsiCo, Inc.	2,810	180,992
Philip Morris Int’l., Inc.	3,192	209,491
Proctor & Gamble Co.	4,956	305,290
Reynolds American, Inc.	585	20,785
Safeway, Inc.	653	15,372
Sara Lee Corp.	1,079	19,066

SUPERVALU, Inc.	371	3,313
Sysco Corp.	1,032	28,586
Tyson Foods, Inc. Cl A	513	9,844
Wal-Mart Stores, Inc.	3,457	179,937
Walgreen Co.	1,634	65,589
Whole Foods Market, Inc.	263	17,332
		2,172,872
ENERGY (6.7%)
Anadarko Petroleum Corp.	879	72,008
Apache Corp.	670	87,716
Baker Hughes, Inc.	777	57,055
Cabot Oil & Gas Corp.	183	9,694
Cameron International Corp.*	432	24,667
Chesapeake Energy Corp.	1,182	39,621
Chevron Corp.	3,528	379,013
ConocoPhillips	2,536	202,525
Consol Energy, Inc.	405	21,720
Denbury Resources, Inc.*	705	17,202
Devon Energy Corp.	745	68,369
Diamond Offshore Drilling, Inc	121	9,402
El Paso Corp.	1,238	22,284
EOG Resources, Inc.	450	53,330
EQT Corp.	261	13,024
Exxon Mobil Corp.	8,742	735,459
FMC Technologies, Inc.*	215	20,313
Halliburton Co.	1,618	80,641
Helmerich & Payne, Inc.	191	13,120
Hess Corp.	532	45,332
Marathon Oil Corp.	1,244	66,318
Massey Energy Co.	184	12,578
Murphy Oil Corp.	344	25,256
Nabors Industries Ltd.*	508	15,433
National Oilwell Varco, Inc.	750	59,453
Newfield Exploration Co.*	234	17,786
Noble Corp.	445	20,301
Noble Energy, Inc.	309	29,865
Occidental Petroleum Corp.	1,427	149,107
Peabody Energy Corp.	471	33,893
Pioneer Natural Resources Co.	206	20,996
QEP Resources, Inc.	313	12,689
Range Resources Corp.	290	16,953
Rowan Cos., Inc.*	225	9,941
Schlumberger Ltd.	2,438	227,368
Southwestern Energy Co.*	613	26,341
Spectra Energy Corp.	1,142	31,040
Sunoco, Inc.	215	9,802
Tesoro Corp.*	255	6,842
Valero Energy Corp.	1,010	30,118
Williams Cos., Inc.	1,025	31,960
		2,826,535
FINANCIALS (7.8%)
ACE Ltd.	595	38,497
Aflac, Inc.	829	43,755
Allstate Corp.	934	29,683
American Express Co.	1,816	82,083
American Int’l. Group, Inc.*	250	8,785
Ameriprise Financial, Inc.	429	26,203
Aon Corp.	585	30,982
Apartment Investment & Management Co. Cl A	207	5,272
Assurant, Inc.	174	6,701

AvalonBay Communities, Inc.	151	18,132
Bank of America Corp.	17,737	236,434
Bank of New York Mellon Corp.	2,187	65,326
BB&T Corp.	1,207	33,132
Berkshire Hathaway, Inc. Cl B*	3,035	253,817
Boston Properties, Inc.	251	23,807
Capital One Financial Corp.	796	41,360
CB Richard Ellis Group, Inc. Cl A*	504	13,457
Charles Schwab Corp.	1,762	31,769
Chubb Corp.	523	32,065
Cincinnati Financial Corp.	286	9,381
Citigroup, Inc.*	50,595	223,630
CME Group, Inc.	119	35,884
Comerica, Inc.	307	11,273
Discover Financial Svcs.	947	22,842
E*Trade Financial Corp.*	385	6,018
Equity Residential	515	29,051
Federated Investors, Inc. Cl B	161	4,307
Fifth Third Bancorp	1,583	21,972
First Horizon National Corp.	452	5,067
Franklin Resources, Inc.	254	31,770
Genworth Financial, Inc. Cl A*	846	11,387
Goldman Sachs Group, Inc.	898	142,306
Hartford Financial Svcs. Group, Inc.	769	20,709
HCP, Inc.	646	24,509
Health Care REIT, Inc.	309	16,204
Host Hotels & Resorts, Inc.	1,179	20,762
Hudson City Bancorp, Inc.	913	8,838
Huntington Bancshares, Inc.	1,490	9,894
IntercontinentalExchange, Inc.*	131	16,184
Invesco Ltd.	810	20,704
Janus Capital Group, Inc.	324	4,040
JPMorgan Chase & Co.	6,853	315,923
KeyCorp	1,516	13,462
Kimco Realty Corp.	710	13,021
Legg Mason, Inc.	267	9,636
Leucadia National Corp.	343	12,876
Lincoln National Corp.	547	16,432
Loews Corp.	552	23,786
M&T Bank Corp.	213	18,844
Marsh & McLennan Cos., Inc.	962	28,677
Marshall & Ilsley Corp.	938	7,495
MetLife, Inc.	1,817	81,274
Moody’s Corp.	345	11,699
Morgan Stanley	2,713	74,119
Nasdaq OMX Group, Inc.*	260	6,718
Northern Trust Corp.	426	21,620
NYSE Euronext	466	16,389
People’s United Financial, Inc.	637	8,013
Plum Creek Timber Co., Inc.	282	12,298
PNC Financial Svcs. Grp., Inc.	914	57,573
Principal Financial Grp., Inc.	558	17,917
Progressive Corp.	1,156	24,426
ProLogis	990	15,820
Prudential Financial, Inc.	839	51,666
Public Storage	246	27,284
Regions Financial Corp.	2,250	16,335
Simon Property Group, Inc.	521	55,830
SLM Corp.*	913	13,969
State Street Corp.	870	39,098

SunTrust Banks, Inc.	847	24,427
T. Rowe Price Group, Inc.	454	30,155
Torchmark Corp.	137	9,108
Travelers Cos., Inc.	765	45,502
U.S. Bancorp	3,332	88,065
Unum Group	541	14,201
Ventas, Inc.	286	15,530
Vornado Realty Trust	288	25,200
Wells Fargo & Co.	9,152	290,118
Weyerhaeuser Co.	941	23,149
XL Capital Ltd. Cl A	550	13,530
Zions Bancorporation	315	7,264
		3,316,441
HEALTH CARE (5.5%)
Abbott Laboratories	2,710	132,926
Aetna, Inc.	675	25,265
Agilent Technologies, Inc.*	599	26,823
Allergan, Inc.	541	38,422
AmerisourceBergen Corp.	477	18,870
Amgen, Inc.*	1,657	88,567
Bard (C.R.), Inc.	151	14,996
Baxter International, Inc.	1,016	54,630
Becton, Dickinson & Co.	391	31,131
Biogen Idec, Inc.*	422	30,971
Boston Scientific Corp.*	2,681	19,276
Bristol-Myers Squibb Co.	2,994	79,131
Cardinal Health, Inc.	614	25,254
CareFusion Corp.*	396	11,167
Celgene Corp.*	825	47,462
Cephalon, Inc.*	131	9,927
Cerner Corp.*	126	14,011
CIGNA Corp.	478	21,166
Coventry Health Care, Inc.*	263	8,387
Covidien PLC	878	45,603
DaVita, Inc.*	170	14,537
Dentsply International, Inc.	250	9,248
Edwards Lifesciences Corp.*	204	17,748
Express Scripts, Inc.*	940	52,273
Forest Laboratories, Inc.*	506	16,344
Genzyme Corp.*	463	35,257
Gilead Sciences, Inc.*	1,402	59,501
Hospira, Inc.*	298	16,450
Humana, Inc.*	293	20,492
Intuitive Surgical, Inc.*	69	23,009
Johnson & Johnson	4,838	286,652
Laboratory Corp. of America Hldgs.*	178	16,399
Life Technologies Corp.*	315	16,512
Lilly (Eli) & Co.	1,792	63,025
McKesson Corp.	444	35,098
Medco Health Solutions, Inc.*	737	41,390
Medtronic, Inc.	1,874	73,742
Merck & Co., Inc.	5,399	178,221
Mylan, Inc.*	767	17,388
Patterson Cos., Inc.	170	5,472
PerkinElmer, Inc.	202	5,307
Pfizer, Inc.	13,976	283,853
Quest Diagnostics, Inc.	279	16,104
St. Jude Medical, Inc.	568	29,116
Stryker Corp.	588	35,750
Tenet Healthcare Corp.*	863	6,429

Thermo Fisher Scientific, Inc.*	692	38,441
UnitedHealth Group, Inc.	1,924	86,965
Varian Medical Systems, Inc.*	211	14,272
Waters Corp.*	159	13,817
Watson Pharmaceuticals, Inc.*	222	12,434
WellPoint, Inc.	660	46,061
Zimmer Hldgs., Inc.*	338	20,459
		2,351,751
INDUSTRIALS (5.6%)
3M Co.	1,257	117,530
Avery Dennison Corp.	185	7,763
Boeing Co.	1,287	95,148
Caterpillar, Inc.	1,109	123,487
Cintas Corp.	221	6,690
CSX Corp.	650	51,090
Cummins, Inc.	348	38,148
Danaher Corp.	944	48,994
Deere & Co.	736	71,311
Donnelley (R.R.) & Sons Co.	364	6,887
Dover Corp.	328	21,563
Dun & Bradstreet Corp.	88	7,061
Eaton Corp.	597	33,098
Emerson Electric Co.	1,333	77,887
Equifax, Inc.	215	8,353
Expeditors Int’l. of Wash.	370	18,552
Fastenal Co.	257	16,661
FedEx Corp.	555	51,920
Flowserve Corp.	98	12,622
Fluor Corp.	310	22,835
General Dynamics Corp.	658	50,376
General Electric Co.	18,581	372,549
Goodrich Corp.	217	18,560
Grainger (W.W.), Inc.	103	14,181
Honeywell International, Inc.	1,366	81,564
Huntington Ingalls Industries, Inc.*	86	3,576
Illinois Tool Works, Inc.	877	47,112
Ingersoll-Rand PLC	576	27,827
Iron Mountain, Inc.	353	11,024
ITT Corp.	323	19,396
Jacobs Engineering Group, Inc.*	219	11,263
Joy Global, Inc.	182	17,983
L-3 Communications Hldgs., Inc.	199	15,584
Lockheed Martin Corp.	509	40,924
Masco Corp.	618	8,603
Norfolk Southern Corp.	625	43,294
Northrop Grumman Corp.	517	32,421
Paccar, Inc.	640	33,504
Pall Corp.	202	11,637
Parker Hannifin Corp.	283	26,794
Pitney Bowes, Inc.	352	9,043
Precision Castparts Corp.	251	36,942
Quanta Services, Inc.*	379	8,501
Raytheon Co.	643	32,709
Republic Services, Inc.	539	16,192
Robert Half Int’l., Inc.	257	7,864
Robinson (C.H.) Worldwide, Inc.	292	21,646
Rockwell Automation, Inc.	248	23,473
Rockwell Collins, Inc.	272	17,634
Roper Industries, Inc.	167	14,439
Ryder System, Inc.	90	4,554

Snap-On, Inc.	102	6,126
Southwest Airlines Co.	1,290	16,293
Stericycle, Inc.*	151	13,389
Textron, Inc.	484	13,257
Tyco International Ltd.	840	37,607
Union Pacific Corp.	863	84,859
United Parcel Service, Inc. Cl B	1,745	129,688
United Technologies Corp.	1,616	136,794
Waste Management, Inc.	839	31,328
		2,388,110
INFORMATION TECHNOLOGY (9.1%)
Adobe Systems, Inc.*	886	29,380
Advanced Micro Devices, Inc.*	996	8,566
Akamai Technologies, Inc.*	335	12,730
Altera Corp.	569	25,047
Amphenol Corp. Cl A	308	16,752
Analog Devices, Inc.	525	20,675
Apple, Inc.*	1,641	571,802
Applied Materials, Inc.	2,326	36,332
Autodesk, Inc.*	396	17,468
Automatic Data Processing, Inc.	868	44,537
BMC Software, Inc.*	314	15,618
Broadcom Corp. Cl A	837	32,961
CA, Inc.	675	16,322
Cisco Systems, Inc.	9,663	165,720
Citrix Systems, Inc.*	333	24,462
Cognizant Technology Solutions*	540	43,956
Computer Sciences Corp.	270	13,157
Compuware Corp.*	384	4,435
Corning, Inc.	2,767	57,083
Dell, Inc.*	2,895	42,006
eBay, Inc.*	1,956	60,714
Electronic Arts, Inc.*	592	11,562
EMC Corp.*	3,639	96,615
F5 Networks, Inc.*	149	15,283
Fidelity Nat’l. Information Svcs., Inc.	464	15,168
First Solar, Inc.*	97	15,601
Fiserv, Inc.*	258	16,182
FLIR Systems, Inc.	280	9,691
Google, Inc.*	443	259,691
Harris Corp.	221	10,962
Hewlett-Packard Co.	3,845	157,530
Int’l. Business Machines Corp.	2,140	348,970
Intel Corp.	9,680	195,246
Intuit, Inc.*	467	24,798
Jabil Circuit, Inc.	347	7,089
JDS Uniphase Corp.*	420	8,753
Juniper Networks, Inc.*	960	40,397
KLA-Tencor Corp.	298	14,116
Lexmark International, Inc. Cl A*	136	5,037
Linear Technology Corp.	397	13,351
LSI Corp.*	1,074	7,303
MasterCard, Inc.	172	43,296
MEMC Electronic Materials, Inc.*	407	5,275
Microchip Technology, Inc.	331	12,581
Micron Technology, Inc.*	1,523	17,454
Microsoft Corp.	12,951	328,437
Molex, Inc.	245	6,154
Monster Worldwide, Inc.*	228	3,625
Motorola Mobility Hldgs., Inc.*	496	12,102

Motorola Solutions, Inc.*	592	26,456
National Semiconductor Corp.	429	6,152
NetApp, Inc.*	633	30,498
Novell, Inc.*	624	3,700
Novellus Systems, Inc.*	160	5,941
Nvidia Corp.*	1,030	19,014
Oracle Corp.	6,804	227,049
Paychex, Inc.	565	17,718
QUALCOMM, Inc.	2,924	160,323
Red Hat, Inc.*	341	15,478
SAIC, Inc.*	512	8,663
Salesforce.com, inc.*	214	28,586
SanDisk Corp.*	414	19,081
Symantec Corp.*	1,344	24,918
Tellabs, Inc.	645	3,380
Teradata Corp.*	293	14,855
Teradyne, Inc.*	327	5,824
Texas Instruments, Inc.	2,052	70,917
Total System Services, Inc.	286	5,154
VeriSign, Inc.	306	11,080
Visa, Inc. Cl A	862	63,460
Western Digital Corp.*	408	15,214
Western Union Co.	1,118	23,221
Xerox Corp.	2,454	26,135
Xilinx, Inc.	457	14,990
Yahoo!, Inc.*	2,283	38,012
		3,847,811
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	371	33,457
Airgas, Inc.	132	8,767
AK Steel Hldg. Corp.	198	3,124
Alcoa, Inc.	1,859	32,811
Allegheny Technologies, Inc.	174	11,783
Ball Corp.	296	10,612
Bemis Co., Inc.	188	6,168
CF Industries Hldgs., Inc.	127	17,372
Cliffs Natural Resources, Inc.	237	23,292
Dow Chemical Co.	2,077	78,407
Du Pont (E.I.) de Nemours & Co.	1,605	88,227
Eastman Chemical Co.	125	12,415
Ecolab, Inc.	412	21,020
FMC Corp.	126	10,701
Freeport-McMoRan Copper & Gold, Inc.	1,654	91,880
Int’l. Flavors & Fragrances, Inc.	139	8,660
International Paper Co.	760	22,937
MeadWestvaco Corp.	287	8,705
Monsanto Co.	932	67,346
Newmont Mining Corp.	864	47,157
Nucor Corp.	556	25,587
Owens-Illinois, Inc.*	287	8,665
PPG Industries, Inc.	283	26,944
Praxair, Inc.	534	54,254
Sealed Air Corp.	279	7,438
Sherwin-Williams Co.	157	13,186
Sigma-Aldrich Corp.	214	13,619
Titanium Metals Corp.*	159	2,954
United States Steel Corp.	259	13,970
Vulcan Materials Co.	226	10,306
		781,764

TELECOMMUNICATION SERVICES (1.5%)
American Tower Corp. Cl A*	711	36,844
AT&T, Inc.	10,448	319,709
CenturyLink, Inc.	531	22,063
Frontier Communications Corp.	1,743	14,327
MetroPCS Communications, Inc.*	457	7,422
Qwest Communications Int’l., Inc.	3,036	20,736
Sprint Nextel Corp.*	5,269	24,448
Verizon Communications, Inc.	4,970	191,544
Windstream Corp.	888	11,429
		648,522
UTILITIES (1.6%)
AES Corp.*	1,207	15,691
Ameren Corp.	423	11,874
American Electric Power Co., Inc.	848	29,799
Carolina Power & Light Co.	519	23,947
CenterPoint Energy, Inc.	696	12,222
CMS Energy Corp.	443	8,701
Consolidated Edison, Inc.	515	26,121
Constellation Energy Group, Inc.	353	10,989
Dominion Resources, Inc.	1,022	45,683
DTE Energy Co.	301	14,737
Duke Energy Corp.	2,354	42,725
Edison International	575	21,039
Entergy Corp.	317	21,306
Exelon Corp.	1,181	48,704
FirstEnergy Corp.	741	27,484
Integrys Energy Group, Inc.	138	6,970
NextEra Energy, Inc.	746	41,120
Nicor, Inc.	81	4,350
NiSource, Inc.	491	9,417
Northeast Utilities	312	10,795
NRG Energy, Inc.*	436	9,391
Oneok, Inc.	187	12,507
Pepco Hldgs., Inc.	398	7,423
PG&E Corp.	698	30,838
Pinnacle West Capital Corp.	192	8,216
PPL Corp.	852	21,556
Public Svc. Enterprise Group, Inc.	901	28,391
SCANA Corp.	200	7,874
Sempra Energy	424	22,684
Southern Co.	1,489	56,746
TECO Energy, Inc.	380	7,129
Wisconsin Energy Corp.	411	12,536
Xcel Energy, Inc.	854	20,402
		679,367
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,761,915) 50.0%		21,240,270

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	0.11	05/19/11	200,000	200,002
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,971) 0.5%					200,002

TOTAL INDEXED ASSETS (Cost: $18,961,886) 50.5%					21,440,272

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.1%)
AFC Enterprises, Inc.*	1,629	24,647
Amazon.com, Inc.*	617	111,140
American Axle & Mfg. Hldgs., Inc.*	1,400	17,626
Apollo Group, Inc.*	1,047	43,670
Bassett Furniture Industries, Inc.*	3,370	26,455
California Pizza Kitchen, Inc.*	2,821	47,618
Collective Brands, Inc.*	1,716	37,031
CPI Corp.	2,344	52,763
Dana Hldg. Corp.*	800	13,912
Darden Restaurants, Inc.	912	44,807
Deckers Outdoor Corp.*	852	73,400
Denny’s Corp.*	9,794	39,764
Dillard’s, Inc. Cl A	2,478	99,417
Discovery Communications, Inc. Cl A*	826	32,957
Disney (Walt) Co.	2,453	105,700
Ford Motor Co.*	6,052	90,235
Fossil, Inc.*	600	56,190
G-III Apparel Group Ltd.*	991	37,242
Johnson Controls, Inc.	2,134	88,710
Lincoln Educational Svcs. Corp.	1,988	31,589
Maidenform Brands, Inc.*	975	27,856
OfficeMax, Inc.*	4,673	60,469
P.F. Chang’s China Bistro, Inc.	558	25,774
Pep Boys - Manny, Moe & Jack	3,013	38,295
Pinnacle Entertainment, Inc.*	3,665	49,917
Rent-A-Center, Inc.	2,299	80,258
Shutterfly, Inc.*	2,967	155,352
Sotheby’s	488	25,669
Staples, Inc.	2,185	42,433
Starbucks Corp.	3,621	133,796
Steve Madden Ltd.*	946	44,396
Target Corp.	681	34,057
Tenneco, Inc.*	873	37,059
Time Warner Cable, Inc.	917	65,419
Time Warner, Inc.	1,543	55,085
Tupperware Brands Corp.	561	33,497
Urban Outfitters, Inc.*	1,105	32,962
Viacom, Inc. Cl B	1,751	81,457
Wolverine World Wide, Inc.	1,424	53,087
		2,151,711
CONSUMER STAPLES (2.3%)
Darling International, Inc.*	2,225	34,198
Diamond Foods, Inc.	547	30,523
Dr. Pepper Snapple Group, Inc.	2,500	92,900
Estee Lauder Cos., Inc. Cl A	521	50,204
General Mills, Inc.	1,708	62,427
Kraft Foods, Inc. Cl A	2,697	84,578
Pantry, Inc.*	1,503	22,289
PepsiCo, Inc.	2,252	145,051
Prestige Brands Hldgs., Inc.*	970	11,155
Proctor & Gamble Co.	2,875	177,100
Sara Lee Corp.	2,005	35,428
TreeHouse Foods, Inc.*	680	38,672
Vector Group Ltd.	2,277	39,369

Wal-Mart Stores, Inc.	3,013	156,827
		980,721
ENERGY (4.9%)
Abraxas Petroleum Corp.*	3,906	22,850
Apache Corp.	809	105,914
Brigham Exploration Co.*	6,555	243,715
ConocoPhillips	2,284	182,400
Energy XXI (Bermuda) Ltd.*	3,114	106,187
Exxon Mobil Corp.	4,370	367,648
Halliburton Co.	2,694	134,269
Hess Corp.	782	66,634
Hornbeck Offshore Svcs., Inc.*	2,133	65,803
Houston American Energy Corp.	1,390	21,420
Lufkin Industries, Inc.	451	42,155
MarkWest Energy Partners LP	2,117	102,611
McMoRan Exploration Co.*	13,284	235,260
National Oilwell Varco, Inc.	1,213	96,155
Noble Energy, Inc.	1,036	100,129
Occidental Petroleum Corp.	1,274	133,120
Range Resources Corp.	680	39,753
Southwestern Energy Co.*	516	22,173
		2,088,196
FINANCIALS (8.3%)
AmTrust Financial Svcs., Inc.	877	16,724
Aon Corp.	785	41,574
Ashford Hospitality Trust, Inc.	8,260	91,025
Aspen Insurance Hldgs. Ltd.	1,649	45,446
Associated Estates Realty Corp.	1,750	27,790
BancFirst Corp.	647	27,614
Bank Mutual Corp.	1,688	7,140
Bank of America Corp.	9,014	120,157
Bank of Marin Bancorp	430	16,048
Banner Corp.	5,200	12,324
BB&T Corp.	2,490	68,351
Berkshire Hathaway, Inc. Cl B*	1,504	125,780
Brookline Bancorp, Inc.	4,470	47,069
Bryn Mawr Bank Corp.	1,290	26,535
Capital One Financial Corp.	2,427	126,107
Cash America Int’l., Inc.	1,050	48,353
Chesapeake Lodging Trust	2,048	35,656
Citigroup, Inc.*	23,732	104,895
Colonial Properties Trust	2,420	46,585
Dime Community Bancshares	2,136	31,527
EastGroup Properties, Inc.	880	38,694
Ellington Financial LLC	3,400	78,370
FelCor Lodging Trust, Inc.*	5,880	36,044
First Financial Bancorp.	1,558	26,003
First Interstate BancSytem, Inc.	1,972	26,819
First Niagara Financial Group, Inc.	2,483	33,719
Flushing Financial Corp.	350	5,215
Forest City Enterprises, Inc. Cl A*	3,352	63,118
Franklin Resources, Inc.	313	39,150
Glacier Bancorp, Inc.	2,394	36,030
Goldman Sachs Group, Inc.	833	132,006
Hersha Hospitality Trust	3,380	20,077
Highwoods Properties, Inc.	1,454	50,905
IBERIABANK Corp.	548	32,951
Investors Bancorp, Inc.*	2,240	33,354

JPMorgan Chase & Co.	5,371	247,603
KKR Financial Hldgs. LLC	1,590	15,566
Marlin Business Svcs. Corp.*	2,395	29,554
MB Financial, Inc.	1,586	33,243
Meadowbrook Insurance Group, Inc.	5,010	51,854
Medical Properties Trust, Inc.	1,634	18,905
MetLife, Inc.	2,448	109,499
Mid-America Apt. Communities, Inc.	508	32,614
National Retail Pptys., Inc.	1,297	33,891
NBH Hldgs. Co.†***	2,617	45,798
NewAlliance Bancshares, Inc.	3,683	54,656
Northwest Bancshares, Inc.	2,676	33,557
Pennsylvania REIT	3,244	46,292
PHH Corp.*	1,771	38,555
PNC Financial Svcs. Grp., Inc.	1,063	66,958
ProAssurance Corp.*	827	52,407
Prosperity Bancshares, Inc.	840	35,927
PS Business Parks, Inc.	459	26,594
S.Y. Bancorp, Inc.	2,473	62,221
SeaBright Hldgs., Inc.	4,210	43,153
Senior Housing Pptys. Trust	3,205	73,843
Signature Bank*	1,774	100,054
Simon Property Group, Inc.	876	93,872
Stifel Financial Corp.*	642	46,089
SVB Financial Group*	1,030	58,638
Symetra Financial Corp.	1,830	24,888
UMB Financial Corp.	750	28,016
Urstadt Biddle Properties Cl A	1,150	21,873
Wells Fargo & Co.	6,630	210,171
Westamerica Bancorporation	885	45,462
Westfield Financial, Inc.	890	8,063
		3,508,971
HEALTH CARE (5.0%)
Abbott Laboratories	2,746	134,691
Abiomed, Inc.*	5,194	75,469
Acorda Therapeutics, Inc.*	1,102	25,566
Allied Healthcare Int’l., Inc.*	8,079	20,521
Alphatec Hldgs., Inc.*	12,832	34,646
American Medical Systems Hldgs., Inc.*	2,740	59,294
Auxilium Pharmaceuticals, Inc.*	601	12,903
Bruker Corp.*	1,700	35,445
Celgene Corp.*	1,136	65,354
Conceptus, Inc.*	2,506	36,212
Cyberonics, Inc.*	1,731	55,063
DexCom, Inc.*	1,889	29,317
Emergent Biosolutions, Inc.*	1,343	32,447
Enzon Pharmaceuticals, Inc.*	10,093	110,014
Exelixis, Inc.*	3,406	38,488
Express Scripts, Inc.*	691	38,427
Geron Corp.*	1,714	8,656
Gilead Sciences, Inc.*	2,102	89,209
HMS Hldgs. Corp.*	728	59,587
Human Genome Sciences, Inc.*	1,014	27,834
Insulet Corp.*	513	10,578
IPC The Hospitalist Co.*	1,650	74,927
McKesson Corp.	1,167	92,251
Medidata Solutions, Inc.*	2,030	51,907
Merck & Co., Inc.	3,764	124,250
Mylan, Inc.*	3,665	83,086

Neogen Corp.*	776	32,111
NuPathe, Inc.*	1,519	11,863
NxStage Medical, Inc.*	1,350	29,673
Onyx Pharmaceuticals, Inc.*	853	30,009
Optimer Pharmaceuticals, Inc.*	890	10,529
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	725	18,053
Pfizer, Inc.	8,771	178,139
RehabCare Group, Inc.*	1,280	47,194
Salix Pharmaceuticals Ltd.*	2,052	71,882
Seattle Genetics, Inc.*	1,722	26,812
St. Jude Medical, Inc.	1,885	96,625
SXC Health Solutions Corp.*	646	35,401
UnitedHealth Group, Inc.	1,691	76,433
WellPoint, Inc.	548	38,245
		2,129,111
INDUSTRIALS (6.3%)
Acco Brands Corp.*	3,778	36,042
Actuant Corp. Cl A	1,988	57,652
Alaska Air Group, Inc.*	696	44,140
Ameron International Corp.	951	66,370
Astec Industries, Inc.*	963	35,910
Astronics Corp.*	1,030	25,925
AZZ, Inc.	1,981	90,334
Belden, Inc.	712	26,736
Boeing Co.	1,808	133,665
Cenveo, Inc.*	1,540	10,056
CTPartners Executive Search, Inc.*	1,059	14,985
Cummins, Inc.	918	100,631
EMCOR Group, Inc.*	900	27,873
Encore Wire Corp.	2,029	49,386
EnPro Industries, Inc.*	650	23,608
Expeditors Int’l. of Wash.	1,686	84,536
FedEx Corp.	919	85,972
Flowserve Corp.	468	60,278
Force Protection, Inc.*	9,206	45,109
General Electric Co.	10,630	213,132
Genesee & Wyoming, Inc. Cl A*	2,270	132,114
Graham Corp.	1,445	34,593
Great Lakes Dredge & Dock Co.	3,500	26,705
Healthcare Svcs. Group, Inc.	1,800	31,644
Hub Group, Inc. Cl A*	967	34,996
Illinois Tool Works, Inc.	1,372	73,704
Insperity, Inc.	510	15,494
Kaydon Corp.	2,141	83,906
Meritor, Inc.*	1,375	23,334
Miller Industries, Inc.	3,081	50,035
Mueller Industries, Inc.	2,030	74,339
Old Dominion Freight Line, Inc.*	3,600	126,324
Orion Marine Group, Inc.*	3,128	33,595
Powell Industries, Inc.*	199	7,849
Precision Castparts Corp.	720	105,970
Raven Industries, Inc.	669	41,090
RBC Bearings, Inc.*	1,070	40,906
Robbins & Myers, Inc.	1,450	66,686
Roper Industries, Inc.	532	45,997
SFN Group, Inc.*	5,897	83,089
Sun Hydraulics Corp.	1,394	60,081
Teledyne Technologies, Inc.*	977	50,521

Tutor Perini Corp.	3,908	95,199
Union Pacific Corp.	643	63,226
UniTek Global Services, Inc.*	1,136	10,110
Universal Forest Products, Inc.	520	19,058
		2,662,905
INFORMATION TECHNOLOGY (9.5%)
ADPT Corp.*	4,520	13,289
Adtran, Inc.	1,190	50,527
Anaren, Inc.*	1,175	23,618
Anixter International, Inc.	591	41,305
Apple, Inc.*	982	342,178
Ariba, Inc.*	1,430	48,820
Automatic Data Processing, Inc.	1,098	56,338
Ceragon Networks Ltd.*	2,628	31,746
Cirrus Logic, Inc.*	3,014	63,384
Cisco Systems, Inc.	5,667	97,189
Cognizant Technology Solutions*	796	64,794
CommVault Systems, Inc.*	2,252	89,810
comScore, Inc.*	1,823	53,797
DemandTec, Inc.*	1,570	20,661
EMC Corp.*	2,024	53,737
Emulex Corp.*	2,880	30,730
Entropic Communications, Inc.*	4,237	35,803
Forrester Research, Inc.	1,395	53,415
Global Cash Access Hldgs., Inc.*	802	2,623
Google, Inc.*	289	169,415
Hewlett-Packard Co.	2,667	109,267
iGATE Corp.	1,675	31,440
Informatica Corp.*	2,636	137,678
Int’l. Business Machines Corp.	1,082	176,442
Intevac, Inc.*	680	8,452
JDA Software Group, Inc.*	984	29,776
KLA-Tencor Corp.	1,258	59,591
Lattice Semiconductor Corp.*	6,490	38,291
Lawson Software, Inc.*	3,721	45,024
Littelfuse, Inc.	450	25,695
LogMeIn, Inc.*	2,340	98,654
Mercury Computer Systems, Inc.*	2,870	60,729
Microsemi Corp.*	3,258	67,473
Microsoft Corp.	5,583	141,585
MKS Instruments, Inc.	2,556	85,115
Monolithic Power Systems, Inc.*	2,145	30,438
Monotype Imaging Hldgs., Inc.*	2,236	32,422
Netlogic Microsystems, Inc.*	1,566	65,803
Oracle Corp.	3,635	121,300
Parametric Technology Corp.*	4,635	104,241
Plexus Corp.*	2,504	87,790
Polycom, Inc.*	745	38,628
QUALCOMM, Inc.	1,985	108,838
Rackspace Hosting, Inc.*	1,253	53,691
Red Hat, Inc.*	1,021	46,343
Richardson Electronics Ltd.	1,935	25,503
RightNow Technologies, Inc.*	1,688	52,834
Riverbed Technology, Inc.*	1,046	39,382
Rogers Corp.*	1,065	47,989
Salesforce.com, inc.*	773	103,257
Sapient Corp.*	1,978	22,648
SAVVIS, Inc.*	1,673	62,052
Semtech Corp.*	1,239	31,000

Sourcefire, Inc.*	1,053	28,968
STEC, Inc.*	1,850	37,167
SuccessFactors, Inc.*	848	33,148
Super Micro Computer, Inc.*	2,786	44,687
Texas Instruments, Inc.	2,281	78,831
Tibco Software, Inc.*	6,095	166,089
TTM Technologies, Inc.*	2,410	43,766
Websense, Inc.*	2,477	56,897
Yahoo!, Inc.*	1,909	31,785
		4,053,888
MATERIALS (3.1%)
Allied Nevada Gold Corp.*	1,452	51,517
Ball Corp.	1,454	52,126
Buckeye Technologies, Inc.	1,810	49,286
Commercial Metals Co.	2,304	39,790
Copper Mountain Mining Corp.*	1,870	14,333
Crown Hldgs., Inc.*	2,187	84,374
Cytec Industries, Inc.	718	39,038
Dow Chemical Co.	1,957	73,877
Eastman Chemical Co.	1,054	104,683
Ferro Corp.*	1,669	27,689
FMC Corp.	839	71,256
Freeport-McMoRan Copper & Gold, Inc.	1,994	110,767
Hecla Mining Co.*	2,630	23,880
Innophos Hldgs., Inc.	1,953	90,053
Kaiser Aluminum Corp.	1,344	66,192
LSB Industries, Inc.*	775	30,721
Materion Corp.*	725	29,580
Silgan Hldgs., Inc.	3,516	134,100
Taseko Mines Ltd.*	5,307	31,471
Universal Stainless & Alloy Products, Inc.*	1,081	36,462
US Gold Corp.*	17,940	158,410
Zep, Inc.	235	4,091
		1,323,696
TELECOMMUNICATION SERVICES (0.9%)
Alaska Comm. Systems Group, Inc.	1,950	20,768
American Tower Corp. Cl A*	1,838	95,245
Consolidated Comms. Hldgs., Inc.	4,368	81,813
FairPoint Communications, Inc.*	1	0
Sprint Nextel Corp.*	14,308	66,389
Verizon Communications, Inc.	2,600	100,204
		364,419
UTILITIES (1.3%)
Avista Corp.	2,246	51,950
Black Hills Corp.	630	21,067
Dominion Resources, Inc.	1,672	74,738
Edison International	968	35,419
Entergy Corp.	262	17,609
Idacorp, Inc.	1,212	46,177
Northwest Natural Gas Co.	1,343	61,953
PNM Resources, Inc.	2,483	37,046
PPL Corp.	1,072	27,122
Public Svc. Enterprise Group, Inc.	1,884	59,365
Sempra Energy	879	47,027
Unisource Energy Corp.	1,436	51,883
		531,356
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $15,135,585) 46.7%		19,794,974

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	30,500
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		30,500

TOTAL ACTIVE ASSETS (Cost: $15,145,585) 46.8%		19,825,474

TEMPORARY CASH INVESTMENTS (2) (Cost: $723,200) 1.7%		723,200

TOTAL INVESTMENTS (Cost: $34,830,671) 99.0%		41,988,946

OTHER NET ASSETS 1.0%		423,222

NET ASSETS 100.0%		$42,412,168

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.1%)
Abercrombie & Fitch Co. Cl A	378	22,189
Amazon.com, Inc.*	1,519	273,617
Apollo Group, Inc.*	532	22,190
AutoNation, Inc.*	277	9,797
AutoZone, Inc.*	115	31,459
Bed Bath & Beyond, Inc.*	1,099	53,049
Best Buy Co., Inc.	1,387	39,835
Big Lots, Inc.*	325	14,115
Cablevision Systems Corp. Cl A	1,006	34,818
CarMax, Inc.*	966	31,009
Carnival Corp.	1,835	70,391
CBS Corp. Cl B	2,885	72,240
Coach, Inc.	1,306	67,964
Comcast Corp. Cl A	11,951	295,429
D.R. Horton, Inc.	1,211	14,108
Darden Restaurants, Inc.	592	29,085
DeVry, Inc.	259	14,263
DIRECTV Cl A*	3,430	160,524
Discovery Communications, Inc. Cl A*	1,199	47,840
Disney (Walt) Co.	8,059	347,262
Expedia, Inc.	860	19,488
Family Dollar Stores, Inc.	545	27,969
Ford Motor Co.*	16,038	239,127
Fortune Brands, Inc.	658	40,724
GameStop Corp. Cl A*	655	14,751
Gannett Co., Inc.	1,015	15,458
Gap, Inc.	1,870	42,374
Genuine Parts Co.	673	36,100
Goodyear Tire & Rubber Co.*	1,023	15,325
H&R Block, Inc.	1,311	21,946
Harley-Davidson, Inc.	1,005	42,702
Harman Int’l. Industries, Inc.	296	13,859
Hasbro, Inc.	586	27,448
Home Depot, Inc.	7,000	259,420
International Game Technology	1,267	20,563
Interpublic Group of Cos., Inc.	2,113	26,560
Johnson Controls, Inc.	2,906	120,802
Kohl’s Corp.	1,273	67,520
Leggett & Platt, Inc.	624	15,288
Lennar Corp. Cl A	678	12,285
Limited Brands, Inc.	1,135	37,319
Lowe’s Cos., Inc.	5,909	156,175
Macy’s, Inc	1,838	44,590
Marriott International, Inc. Cl A	1,228	43,692
Mattel, Inc.	1,508	37,594
McDonald’s Corp.	4,525	344,307
McGraw-Hill Cos., Inc.	1,302	51,299
Netflix, Inc.*	193	45,805
Newell Rubbermaid, Inc.	1,246	23,836
News Corp. Cl A	9,810	172,264
NIKE, Inc. Cl B	1,823	138,001
Nordstrom, Inc.	729	32,718
O’Reilly Automotive, Inc.*	610	35,051

Omnicom Group, Inc.	1,228	60,246
Penney (J.C.) Co., Inc.	1,013	36,377
Polo Ralph Lauren Corp.	292	36,106
Priceline.com, Inc.*	212	107,365
Pulte Homes, Inc.*	1,416	10,478
RadioShack Corp.	454	6,815
Ross Stores, Inc.	516	36,698
Scripps Networks Interactive, Inc. Cl A	393	19,685
Sears Hldgs. Corp.*	188	15,538
Stanley Black & Decker, Inc.	710	54,386
Staples, Inc.	3,057	59,367
Starbucks Corp.	3,220	118,979
Starwood Hotels & Resorts	812	47,193
Target Corp.	3,087	154,381
Tiffany & Co.	544	33,423
Time Warner Cable, Inc.	1,465	104,513
Time Warner, Inc.	4,727	168,754
TJX Cos., Inc.	1,711	85,088
Urban Outfitters, Inc.*	552	16,466
V.F. Corp.	380	37,441
Viacom, Inc. Cl B	2,556	118,905
Washington Post Co. Cl B	23	10,064
Whirlpool Corp.	326	27,827
Wyndham Worldwide Corp.	735	23,380
Wynn Resorts Ltd.	328	41,738
Yum! Brands, Inc.	2,017	103,633
		5,428,390
CONSUMER STAPLES (9.9%)
Altria Group, Inc.	8,930	232,448
Archer-Daniels-Midland Co.	2,734	98,451
Avon Products, Inc.	1,836	49,645
Brown-Forman Corp. Cl B	446	30,462
Campbell Soup Co.	785	25,991
Clorox Co.	587	41,131
Coca-Cola Co.	9,858	654,078
Coca-Cola Refreshments USA,	1,413	38,575
Colgate-Palmolive Co.	2,137	172,584
ConAgra Foods, Inc.	1,867	44,341
Constellation Brands, Inc. Cl A*	762	15,453
Costco Wholesale Corp.	1,880	137,842
CVS Caremark Corp.	5,821	199,777
Dean Foods Co.*	775	7,750
Dr. Pepper Snapple Group, Inc.	952	35,376
Estee Lauder Cos., Inc. Cl A	488	47,024
General Mills, Inc.	2,722	99,489
Heinz (H.J.) Co.	1,380	67,372
Hershey Co.	658	35,762
Hormel Foods Corp.	588	16,370
J.M. Smucker Co.	507	36,195
Kellogg Co.	1,078	58,190
Kimberly-Clark Corp.	1,737	113,374
Kraft Foods, Inc. Cl A	7,526	236,015
Kroger Co.	2,756	66,061
Lorillard, Inc.	577	54,821
McCormick & Co., Inc.	564	26,976
Mead Johnson Nutrition Co.	882	51,094
Molson Coors Brewing Co. Cl B	686	32,167

PepsiCo, Inc.	6,854	441,466
Philip Morris Int’l., Inc.	7,788	511,126
Proctor & Gamble Co.	12,088	744,621
Reynolds American, Inc.	1,427	50,701
Safeway, Inc.	1,594	37,523
Sara Lee Corp.	2,633	46,525
SUPERVALU, Inc.	903	8,064
Sysco Corp.	2,516	69,693
Tyson Foods, Inc. Cl A	1,250	23,988
Wal-Mart Stores, Inc.	8,436	439,094
Walgreen Co.	3,986	159,998
Whole Foods Market, Inc.	643	42,374
		5,299,987
ENERGY (12.8%)
Anadarko Petroleum Corp.	2,142	175,473
Apache Corp.	1,635	214,054
Baker Hughes, Inc.	1,898	139,370
Cabot Oil & Gas Corp.	447	23,678
Cameron International Corp.*	1,056	60,298
Chesapeake Energy Corp.	2,885	96,705
Chevron Corp.	8,602	924,113
ConocoPhillips	6,190	494,333
Consol Energy, Inc.	991	53,147
Denbury Resources, Inc.*	1,722	42,017
Devon Energy Corp.	1,815	166,563
Diamond Offshore Drilling, Inc	294	22,844
El Paso Corp.	3,019	54,342
EOG Resources, Inc.	1,100	130,361
EQT Corp.	635	31,687
Exxon Mobil Corp.	21,334	1,794,824
FMC Technologies, Inc.*	524	49,508
Halliburton Co.	3,954	197,067
Helmerich & Payne, Inc.	468	32,147
Hess Corp.	1,299	110,688
Marathon Oil Corp.	3,031	161,583
Massey Energy Co.	449	30,694
Murphy Oil Corp.	839	61,599
Nabors Industries Ltd.*	1,243	37,762
National Oilwell Varco, Inc.	1,832	145,223
Newfield Exploration Co.*	569	43,250
Noble Corp.	1,090	49,726
Noble Energy, Inc.	754	72,874
Occidental Petroleum Corp.	3,485	364,148
Peabody Energy Corp.	1,147	82,538
Pioneer Natural Resources Co.	505	51,470
QEP Resources, Inc.	762	30,891
Range Resources Corp.	709	41,448
Rowan Cos., Inc.*	551	24,343
Schlumberger Ltd.	5,952	555,084
Southwestern Energy Co.*	1,495	64,240
Spectra Energy Corp.	2,787	75,751
Sunoco, Inc.	522	23,798
Tesoro Corp.*	623	16,715
Valero Energy Corp.	2,466	73,536
Williams Cos., Inc.	2,502	78,012
		6,897,904

FINANCIALS (15.1%)
ACE Ltd.	1,448	93,686
Aflac, Inc.	2,020	106,616
Allstate Corp.	2,279	72,427
American Express Co.	4,424	199,965
American Int’l. Group, Inc.*	611	21,471
Ameriprise Financial, Inc.	1,044	63,768
Aon Corp.	1,428	75,627
Apartment Investment & Management Co. Cl A	504	12,837
Assurant, Inc.	425	16,367
AvalonBay Communities, Inc.	369	44,310
Bank of America Corp.	43,292	577,082
Bank of New York Mellon Corp.	5,337	159,416
BB&T Corp.	2,947	80,895
Berkshire Hathaway, Inc. Cl B*	7,401	618,946
Boston Properties, Inc.	612	58,048
Capital One Financial Corp.	1,940	100,802
CB Richard Ellis Group, Inc. Cl A*	1,226	32,734
Charles Schwab Corp.	4,300	77,529
Chubb Corp.	1,276	78,232
Cincinnati Financial Corp.	695	22,796
Citigroup, Inc.*	123,399	545,424
CME Group, Inc.	290	87,450
Comerica, Inc.	750	27,540
Discover Financial Svcs.	2,309	55,693
E*Trade Financial Corp.*	939	14,677
Equity Residential	1,256	70,851
Federated Investors, Inc. Cl B	394	10,540
Fifth Third Bancorp	3,861	53,591
First Horizon National Corp.	1,105	12,387
Franklin Resources, Inc.	620	77,550
Genworth Financial, Inc. Cl A*	2,061	27,741
Goldman Sachs Group, Inc.	2,191	347,208
Hartford Financial Svcs. Group, Inc.	1,874	50,467
HCP, Inc.	1,578	59,869
Health Care REIT, Inc.	755	39,592
Host Hotels & Resorts, Inc.	2,876	50,646
Hudson City Bancorp, Inc.	2,228	21,567
Huntington Bancshares, Inc.	3,636	24,143
IntercontinentalExchange, Inc.*	319	39,409
Invesco Ltd.	1,975	50,481
Janus Capital Group, Inc.	790	9,851
JPMorgan Chase & Co.	16,730	771,253
KeyCorp	3,701	32,865
Kimco Realty Corp.	1,734	31,802
Legg Mason, Inc.	652	23,531
Leucadia National Corp.	835	31,346
Lincoln National Corp.	1,331	39,983
Loews Corp.	1,343	57,870
M&T Bank Corp.	521	46,093
Marsh & McLennan Cos., Inc.	2,346	69,934
Marshall & Ilsley Corp.	2,288	18,281
MetLife, Inc.	4,428	198,064
Moody’s Corp.	841	28,518
Morgan Stanley	6,624	180,968
Nasdaq OMX Group, Inc.*	637	16,460
Northern Trust Corp.	1,038	52,679
NYSE Euronext	1,139	40,059

People’s United Financial, Inc.	1,555	19,562
Plum Creek Timber Co., Inc.	687	29,960
PNC Financial Svcs. Grp., Inc.	2,230	140,468
Principal Financial Grp., Inc.	1,359	43,637
Progressive Corp.	2,819	59,565
ProLogis	2,412	38,544
Prudential Financial, Inc.	2,045	125,931
Public Storage	601	66,657
Regions Financial Corp.	5,505	39,966
Simon Property Group, Inc.	1,271	136,200
SLM Corp.*	2,228	34,088
State Street Corp.	2,126	95,542
SunTrust Banks, Inc.	2,075	59,843
T. Rowe Price Group, Inc.	1,108	73,593
Torchmark Corp.	334	22,204
Travelers Cos., Inc.	1,866	110,990
U.S. Bancorp	8,127	214,797
Unum Group	1,317	34,571
Ventas, Inc.	699	37,956
Vornado Realty Trust	704	61,600
Wells Fargo & Co.	22,340	708,178
Weyerhaeuser Co.	2,297	56,506
XL Capital Ltd. Cl A	1,339	32,939
Zions Bancorporation	768	17,710
		8,090,944
HEALTH CARE (10.7%)
Abbott Laboratories	6,606	324,024
Aetna, Inc.	1,645	61,572
Agilent Technologies, Inc.*	1,462	65,468
Allergan, Inc.	1,320	93,746
AmerisourceBergen Corp.	1,162	45,969
Amgen, Inc.*	4,044	216,152
Bard (C.R.), Inc.	367	36,447
Baxter International, Inc.	2,478	133,242
Becton, Dickinson & Co.	953	75,878
Biogen Idec, Inc.*	1,029	75,518
Boston Scientific Corp.*	6,540	47,023
Bristol-Myers Squibb Co.	7,299	192,913
Cardinal Health, Inc.	1,497	61,572
CareFusion Corp.*	966	27,241
Celgene Corp.*	2,015	115,923
Cephalon, Inc.*	319	24,174
Cerner Corp.*	307	34,138
CIGNA Corp.	1,167	51,675
Coventry Health Care, Inc.*	642	20,473
Covidien PLC	2,142	111,255
DaVita, Inc.*	416	35,572
Dentsply International, Inc.	611	22,601
Edwards Lifesciences Corp.*	499	43,413
Express Scripts, Inc.*	2,293	127,514
Forest Laboratories, Inc.*	1,232	39,794
Genzyme Corp.*	1,130	86,050
Gilead Sciences, Inc.*	3,417	145,017
Hospira, Inc.*	726	40,075
Humana, Inc.*	714	49,937
Intuitive Surgical, Inc.*	168	56,021
Johnson & Johnson	11,798	699,032

Laboratory Corp. of America Hldgs.*	433	39,892
Life Technologies Corp.*	768	40,259
Lilly (Eli) & Co.	4,368	153,623
McKesson Corp.	1,084	85,690
Medco Health Solutions, Inc.*	1,809	101,593
Medtronic, Inc.	4,564	179,593
Merck & Co., Inc.	13,165	434,577
Mylan, Inc.*	1,871	42,416
Patterson Cos., Inc.	414	13,327
PerkinElmer, Inc.	492	12,925
Pfizer, Inc.	34,068	691,921
Quest Diagnostics, Inc.	682	39,365
St. Jude Medical, Inc.	1,383	70,893
Stryker Corp.	1,431	87,005
Tenet Healthcare Corp.*	2,106	15,690
Thermo Fisher Scientific, Inc.*	1,685	93,602
UnitedHealth Group, Inc.	4,693	212,124
Varian Medical Systems, Inc.*	515	34,835
Waters Corp.*	386	33,543
Watson Pharmaceuticals, Inc.*	543	30,413
WellPoint, Inc.	1,608	112,222
Zimmer Hldgs., Inc.*	823	49,816
		5,734,753
INDUSTRIALS (10.8%)
3M Co.	3,067	286,765
Avery Dennison Corp.	451	18,924
Boeing Co.	3,139	232,066
Caterpillar, Inc.	2,703	300,979
Cintas Corp.	537	16,255
CSX Corp.	1,583	124,424
Cummins, Inc.	847	92,848
Danaher Corp.	2,301	119,422
Deere & Co.	1,796	174,014
Donnelley (R.R.) & Sons Co.	889	16,820
Dover Corp.	799	52,526
Dun & Bradstreet Corp.	213	17,091
Eaton Corp.	1,456	80,721
Emerson Electric Co.	3,251	189,956
Equifax, Inc.	524	20,357
Expeditors Int’l. of Wash.	901	45,176
Fastenal Co.	629	40,778
FedEx Corp.	1,351	126,386
Flowserve Corp.	237	30,526
Fluor Corp.	753	55,466
General Dynamics Corp.	1,603	122,726
General Electric Co.	45,270	907,664
Goodrich Corp.	529	45,245
Grainger (W.W.), Inc.	250	34,420
Honeywell International, Inc.	3,331	198,894
Huntington Ingalls Industries, Inc.*	210	8,729
Illinois Tool Works, Inc.	2,139	114,907
Ingersoll-Rand PLC	1,407	67,972
Iron Mountain, Inc.	862	26,920
ITT Corp.	788	47,319
Jacobs Engineering Group, Inc.*	534	27,464
Joy Global, Inc.	442	43,674
L-3 Communications Hldgs., Inc.	485	37,980

Lockheed Martin Corp.	1,240	99,696
Masco Corp.	1,507	20,977
Norfolk Southern Corp.	1,525	105,637
Northrop Grumman Corp.	1,262	79,140
Paccar, Inc.	1,558	81,561
Pall Corp.	491	28,287
Parker Hannifin Corp.	689	65,235
Pitney Bowes, Inc.	857	22,016
Precision Castparts Corp.	612	90,074
Quanta Services, Inc.*	923	20,703
Raytheon Co.	1,566	79,662
Republic Services, Inc.	1,316	39,533
Robert Half Int’l., Inc.	628	19,217
Robinson (C.H.) Worldwide, Inc.	709	52,558
Rockwell Automation, Inc.	603	57,074
Rockwell Collins, Inc.	662	42,917
Roper Industries, Inc.	405	35,016
Ryder System, Inc.	219	11,081
Snap-On, Inc.	246	14,775
Southwest Airlines Co.	3,146	39,734
Stericycle, Inc.*	368	32,631
Textron, Inc.	1,182	32,375
Tyco International Ltd.	2,049	91,734
Union Pacific Corp.	2,103	206,788
United Parcel Service, Inc. Cl B	4,251	315,934
United Technologies Corp.	3,941	333,606
Waste Management, Inc.	2,044	76,323
		5,819,698
INFORMATION TECHNOLOGY (17.5%)
Adobe Systems, Inc.*	2,161	71,659
Advanced Micro Devices, Inc.*	2,422	20,829
Akamai Technologies, Inc.*	818	31,084
Altera Corp.	1,388	61,100
Amphenol Corp. Cl A	751	40,847
Analog Devices, Inc.	1,279	50,367
Apple, Inc.*	4,002	1,394,495
Applied Materials, Inc.	5,669	88,550
Autodesk, Inc.*	964	42,522
Automatic Data Processing, Inc.	2,117	108,623
BMC Software, Inc.*	764	38,001
Broadcom Corp. Cl A	2,039	80,296
CA, Inc.	1,648	39,849
Cisco Systems, Inc.	23,566	404,157
Citrix Systems, Inc.*	813	59,723
Cognizant Technology Solutions*	1,316	107,122
Computer Sciences Corp.	657	32,016
Compuware Corp.*	934	10,788
Corning, Inc.	6,759	139,438
Dell, Inc.*	7,060	102,441
eBay, Inc.*	4,771	148,092
Electronic Arts, Inc.*	1,443	28,182
EMC Corp.*	8,873	235,578
F5 Networks, Inc.*	362	37,130
Fidelity Nat’l. Information Svcs., Inc.	1,129	36,907
First Solar, Inc.*	237	38,119
Fiserv, Inc.*	627	39,325
FLIR Systems, Inc.	683	23,639

Google, Inc.*	1,081	633,693
Harris Corp.	537	26,635
Hewlett-Packard Co.	9,377	384,176
Int’l. Business Machines Corp.	5,219	851,062
Intel Corp.	23,619	476,395
Intuit, Inc.*	1,138	60,428
Jabil Circuit, Inc.	848	17,325
JDS Uniphase Corp.*	1,023	21,319
Juniper Networks, Inc.*	2,344	98,636
KLA-Tencor Corp.	728	34,485
Lexmark International, Inc. Cl A*	332	12,297
Linear Technology Corp.	970	32,621
LSI Corp.*	2,613	17,768
MasterCard, Inc.	419	105,471
MEMC Electronic Materials, Inc.*	991	12,843
Microchip Technology, Inc.	807	30,674
Micron Technology, Inc.*	3,711	42,528
Microsoft Corp.	31,571	800,641
Molex, Inc.	598	15,022
Monster Worldwide, Inc.*	555	8,825
Motorola Mobility Hldgs., Inc.*	1,210	29,524
Motorola Solutions, Inc.*	1,442	64,443
National Semiconductor Corp.	1,047	15,014
NetApp, Inc.*	1,544	74,390
Novell, Inc.*	1,522	9,025
Novellus Systems, Inc.*	389	14,444
Nvidia Corp.*	2,507	46,279
Oracle Corp.	16,601	553,975
Paychex, Inc.	1,380	43,277
QUALCOMM, Inc.	7,125	390,664
Red Hat, Inc.*	833	37,810
SAIC, Inc.*	1,249	21,133
Salesforce.com, inc.*	521	69,595
SanDisk Corp.*	1,010	46,551
Symantec Corp.*	3,275	60,718
Tellabs, Inc.	1,574	8,248
Teradata Corp.*	715	36,251
Teradyne, Inc.*	797	14,195
Texas Instruments, Inc.	5,000	172,800
Total System Services, Inc.	696	12,542
VeriSign, Inc.	746	27,013
Visa, Inc. Cl A	2,104	154,896
Western Digital Corp.*	996	37,141
Western Union Co.	2,725	56,598
Xerox Corp.	5,985	63,740
Xilinx, Inc.	1,112	36,474
Yahoo!, Inc.*	5,566	92,674
		9,383,137
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	904	81,523
Airgas, Inc.	322	21,387
AK Steel Hldg. Corp.	484	7,638
Alcoa, Inc.	4,537	80,078
Allegheny Technologies, Inc.	425	28,781
Ball Corp.	720	25,812
Bemis Co., Inc.	457	14,994
CF Industries Hldgs., Inc.	310	42,405

Cliffs Natural Resources, Inc.	577	56,708
Dow Chemical Co.	5,007	189,014
Du Pont (E.I.) de Nemours & Co.	3,915	215,208
Eastman Chemical Co.	304	30,193
Ecolab, Inc.	1,003	51,173
FMC Corp.	305	25,904
Freeport-McMoRan Copper & Gold, Inc.	4,042	224,533
Int’l. Flavors & Fragrances, Inc.	338	21,057
International Paper Co.	1,853	55,924
MeadWestvaco Corp.	701	21,261
Monsanto Co.	2,276	164,464
Newmont Mining Corp.	2,109	115,109
Nucor Corp.	1,356	62,403
Owens-Illinois, Inc.*	700	21,133
PPG Industries, Inc.	687	65,409
Praxair, Inc.	1,301	132,182
Sealed Air Corp.	678	18,075
Sherwin-Williams Co.	381	32,000
Sigma-Aldrich Corp.	520	33,093
Titanium Metals Corp.*	390	7,246
United States Steel Corp.	633	34,144
Vulcan Materials Co.	550	25,080
		1,903,931
TELECOMMUNICATION SERVICES (2.9%)
American Tower Corp. Cl A*	1,734	89,856
AT&T, Inc.	25,482	779,749
CenturyLink, Inc.	1,291	53,641
Frontier Communications Corp.	4,248	34,919
MetroPCS Communications, Inc.*	1,114	18,091
Qwest Communications Int’l., Inc.	7,403	50,562
Sprint Nextel Corp.*	12,851	59,629
Verizon Communications, Inc.	12,120	467,105
Windstream Corp.	2,166	27,876
		1,581,428
UTILITIES (3.1%)
AES Corp.*	2,945	38,285
Ameren Corp.	1,032	28,968
American Electric Power Co., Inc.	2,068	72,670
Carolina Power & Light Co.	1,264	58,321
CenterPoint Energy, Inc.	1,701	29,870
CMS Energy Corp.	1,080	21,211
Consolidated Edison, Inc.	1,255	63,654
Constellation Energy Group, Inc.	860	26,772
Dominion Resources, Inc.	2,496	111,571
DTE Energy Co.	734	35,937
Duke Energy Corp.	5,743	104,235
Edison International	1,403	51,336
Entergy Corp.	772	51,886
Exelon Corp.	2,882	118,854
FirstEnergy Corp.	1,810	67,133
Integrys Energy Group, Inc.	335	16,921
NextEra Energy, Inc.	1,820	100,318
Nicor, Inc.	195	10,472
NiSource, Inc.	1,198	22,978
Northeast Utilities	758	26,227
NRG Energy, Inc.*	1,065	22,940
Oneok, Inc.	457	30,564

Pepco Hldgs., Inc.	970	18,091
PG&E Corp.	1,702	75,194
Pinnacle West Capital Corp.	470	20,111
PPL Corp.	2,079	52,599
Public Svc. Enterprise Group, Inc.	2,197	69,227
SCANA Corp.	489	19,252
Sempra Energy	1,035	55,373
Southern Co.	3,633	138,454
TECO Energy, Inc.	928	17,409
Wisconsin Energy Corp.	1,002	30,561
Xcel Energy, Inc.	2,084	49,787
		1,657,181
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $44,739,281) 96.4%		51,797,353

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	500,000	499,817
COMMERCIAL PAPER (0.9%)
Toyota Motor Credit Corp.	A-1+	0.19	05/09/11	500,000	499,900
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,736) 1.8%					999,717

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 1.4%					750,000

TOTAL INVESTMENTS (Cost: $46,489,017) 99.6%					53,547,070

OTHER NET ASSETS 0.4%					195,060

NET ASSETS 100.0%					$53,742,130

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
99 Cents Only Stores*	1,318	25,833
Aaron’s, Inc.	2,041	51,760
Advance Auto Parts, Inc.	2,237	146,792
Aeropostale, Inc.*	2,464	59,924
American Eagle Outfitters, Inc.	5,578	88,634
American Greetings Corp. Cl A	1,125	26,550
ANN, Inc.*	1,647	47,944
Ascena Retail Group, Inc.*	1,958	63,459
Bally Technologies, Inc.*	1,479	55,980
Barnes & Noble, Inc.	1,083	9,953
Bob Evans Farms, Inc.	842	27,449
BorgWarner, Inc.*	3,088	246,083
Boyd Gaming Corp.*	1,570	14,711
Brinker International, Inc.	2,502	63,301
Career Education Corp.*	1,772	40,260
Cheesecake Factory, Inc.*	1,678	50,491
Chico’s FAS, Inc.	4,961	73,919
Chipotle Mexican Grill, Inc. Cl A*	886	241,320
Collective Brands, Inc.*	1,758	37,938
Deckers Outdoor Corp.*	1,078	92,870
Dick’s Sporting Goods, Inc.*	2,476	98,990
Dollar Tree, Inc.*	3,487	193,598
DreamWorks Animation SKG Cl A*	1,973	55,106
Eastman Kodak Co.*	7,059	22,801
Foot Locker, Inc.	4,440	87,557
Fossil, Inc.*	1,528	143,097
Gentex Corp.	3,995	120,849
Guess?, Inc.	1,743	68,587
Hanesbrands, Inc.*	2,753	74,441
Harte-Hanks, Inc.	1,090	12,971
International Speedway Corp. Cl A	797	23,751
ITT Educational Svcs., Inc.*	693	50,000
KB Home	2,012	25,029
Lamar Advertising Co. Cl A*	1,565	57,811
Life Time Fitness, Inc.*	1,127	42,048
LKQ Corp.*	4,070	98,087
Matthews International Corp. Cl A	824	31,765
MDC Hldgs., Inc.	1,057	26,795
Meredith Corp.	1,021	34,632
Mohawk Industries, Inc.*	1,558	95,272
New York Times Co. Cl A*	3,262	30,891
NVR, Inc.*	165	124,740
Office Depot, Inc.*	7,718	35,734
Panera Bread Co. Cl A*	888	112,776
PetSmart, Inc.	3,333	136,486
Phillips-Van Heusen Corp.	1,945	126,483
Polaris Industries, Inc.	946	82,321
Regis Corp.	1,599	28,366
Rent-A-Center, Inc.	1,770	61,791
Ryland Group, Inc.	1,228	19,525
Saks, Inc.*	4,445	50,273
Scholastic Corp.	654	17,684
Scientific Games Corp. Cl A*	1,782	15,575

Service Corp. International	6,735	74,489
Sotheby’s	1,867	98,204
Strayer Education, Inc.	369	48,151
The Warnaco Group, Inc.*	1,255	71,773
Thor Industries, Inc.	1,175	39,210
Timberland Co.*	1,083	44,717
Toll Brothers, Inc.*	4,029	79,653
Tractor Supply Co.	2,019	120,857
Tupperware Brands Corp.	1,743	104,075
Under Armour, Inc. Cl A*	1,049	71,384
Wendy’s/Arby’s Group, Inc. Cl A	9,019	45,366
Wiley (John) & Sons, Inc. Cl A	1,292	65,685
Williams-Sonoma, Inc.	2,955	119,678
WMS Industries, Inc.*	1,597	56,454
		4,710,699
CONSUMER STAPLES (3.7%)
Alberto-Culver Co.	2,412	89,895
BJ’s Wholesale Club, Inc.*	1,539	75,134
Church & Dwight Co., Inc.	1,980	157,093
Corn Products Int’l., Inc.	2,108	109,237
Energizer Hldgs., Inc.*	1,954	139,047
Flowers Foods, Inc.	2,114	57,564
Green Mountain Coffee Roasters, Inc.*	3,290	212,567
Hansen Natural Corp.*	1,947	117,268
Lancaster Colony Corp.	508	30,785
Ralcorp Hldgs., Inc.*	1,549	105,998
Ruddick Corp.	1,193	46,038
Smithfield Foods, Inc.*	4,442	106,875
Tootsie Roll Industries, Inc.	694	19,671
Universal Corp.	639	27,822
		1,294,994
ENERGY (6.6%)
Arch Coal, Inc.	4,583	165,171
Atwood Oceanics, Inc.*	1,571	72,942
Bill Barrett Corp.*	1,320	52,681
Cimarex Energy Co.	2,430	280,034
Comstock Resources, Inc.*	1,365	42,233
Dril-Quip, Inc.*	939	74,209
Exterran Hldgs., Inc.*	1,799	42,690
Forest Oil Corp.*	3,206	121,283
Frontier Oil Corp.	2,944	86,318
Helix Energy Solutions Group*	2,923	50,276
Northern Oil and Gas, Inc.*	1,564	41,759
Oceaneering Int’l., Inc.*	1,491	133,370
Overseas Shipholding Group, Inc.	752	24,169
Patriot Coal Corp.*	2,492	64,368
Patterson-UTI Energy, Inc.	4,365	128,287
Plains Exploration & Production Co.*	3,909	141,623
Pride International, Inc.*	5,008	215,094
Quicksilver Resources, Inc.*	3,398	48,625
SM Energy Co.	1,796	133,245
Southern Union Co.	3,493	99,970
Superior Energy Services, Inc.*	2,226	91,266
Tidewater, Inc.	1,451	86,842
Unit Corp.*	1,104	68,393
		2,264,848

FINANCIALS (18.9%)
Affiliated Managers Group, Inc.*	1,436	157,055
Alexandria Real Estate Equities, Inc.	1,548	120,698
AMB Property Corp.	4,665	167,800
American Financial Group, Inc.	2,125	74,418
Apollo Investment Corp.	5,430	65,486
Aspen Insurance Hldgs. Ltd.	1,950	53,742
Associated Banc-Corp.	4,787	71,087
Astoria Financial Corp.	2,279	32,749
BancorpSouth, Inc.	2,047	31,626
Bank of Hawaii Corp.	1,333	63,744
Berkley (W.R.) Corp.	3,228	103,974
BRE Properties, Inc.	1,813	85,537
Brown & Brown, Inc.	3,287	84,805
Camden Property Trust	1,946	110,572
Cathay General Bancorp	2,182	37,203
City National Corp.	1,296	73,937
Commerce Bancshares, Inc.	2,135	86,339
Corporate Office Pptys. Trust	1,844	66,642
Cousins Properties, Inc.	2,891	24,140
Cullen/Frost Bankers, Inc.	1,706	100,688
Duke Realty Corp.	6,922	96,977
East West Bancorp, Inc.	4,054	89,026
Eaton Vance Corp.	3,282	105,812
Equity One, Inc.	1,337	25,095
Essex Property Trust, Inc.	897	111,228
Everest Re Group Ltd.	1,516	133,681
Federal Realty Investment Trust	1,718	140,120
Fidelity Nat’l. Financial, Inc. Cl A	6,280	88,736
First American Financial Corp.	2,938	48,477
First Niagara Financial Group, Inc.	5,840	79,307
FirstMerit Corp.	3,001	51,197
Fulton Financial Corp.	5,518	61,305
Gallagher (Arthur J.) & Co.	3,045	92,598
Greenhill & Co., Inc.	711	46,777
Hanover Insurance Group, Inc.	1,258	56,925
HCC Insurance Hldgs., Inc.	3,194	100,004
Highwoods Properties, Inc.	1,988	69,600
Hospitality Properties Trust	3,406	78,849
International Bancshares Corp.	1,457	26,721
Jefferies Group, Inc.	3,468	86,492
Jones Lang LaSalle, Inc.	1,188	118,491
Liberty Property Trust	3,190	104,951
Mack-Cali Realty Corp.	2,401	81,394
Mercury General Corp.	991	38,778
MSCI, Inc. Cl A*	3,316	122,095
Nationwide Health Pptys., Inc.	3,536	150,386
New York Community Bancorp, Inc.	12,274	211,849
NewAlliance Bancshares, Inc.	2,932	43,511
Old Republic Int’l. Corp.	7,212	91,520
OMEGA Healthcare Investors, Inc.	2,803	62,619
PacWest Bancorp	889	19,336
Potlatch Corp.	1,116	44,863
Prosperity Bancshares, Inc.	1,294	55,344
Protective Life Corp.	2,402	63,773
Raymond James Financial, Inc.	2,817	107,722
Rayonier, Inc.	2,255	140,509
Realty Income Corp.	3,539	123,688

Regency Centers Corp.	2,288	99,482
Reinsurance Grp. of America, Inc.	2,184	137,112
SEI Investments Co.	4,015	95,878
Senior Housing Pptys. Trust	3,975	91,584
SL Green Realty Corp	2,197	165,214
StanCorp Financial Group, Inc.	1,276	58,849
SVB Financial Group*	1,172	66,722
Synovus Financial Corp.	21,779	52,270
Taubman Centers, Inc.	1,553	83,210
TCF Financial Corp.	4,311	68,372
The Macerich Co.	3,642	180,388
Transatlantic Hldgs., Inc.	1,736	84,491
Trustmark Corp.	1,569	36,746
UDR, Inc.	5,099	124,263
Unitrin, Inc.	1,358	41,935
Valley National Bancorp	4,469	62,387
Waddell & Reed Financial, Inc. Cl A	2,383	96,774
Washington Federal, Inc.	3,120	54,101
Webster Financial Corp.	2,005	42,967
Weingarten Realty Investors	3,352	84,001
Westamerica Bancorporation	808	41,507
		6,550,251
HEALTH CARE (10.6%)
Allscripts Healthcare Solutions, Inc.*	5,221	109,589
Beckman Coulter, Inc.	1,944	161,488
Bio-Rad Laboratories, Inc. Cl A*	543	65,236
Charles River Laboratories Int’l., Inc.*	1,549	59,451
Community Health Systems, Inc.*	2,600	103,974
Cooper Companies, Inc.*	1,323	91,882
Covance, Inc.*	1,675	91,656
Endo Pharmaceuticals Hldgs., Inc.*	3,261	124,440
Gen-Probe, Inc.*	1,354	89,838
Health Management Associates, Inc. Cl A*	6,895	75,156
Health Net, Inc.*	2,595	84,857
Hill-Rom Hldgs., Inc.	1,753	66,579
Hologic, Inc.*	7,338	162,904
IDEXX Laboratories, Inc.*	1,595	123,166
Immucor, Inc.*	1,964	38,848
Kindred Healthcare, Inc.*	1,113	26,578
Kinetic Concepts, Inc.*	1,744	94,908
LifePoint Hospitals, Inc.*	1,427	57,337
Lincare Hldgs., Inc.	2,691	79,815
Masimo Corp.	1,656	54,814
Medicis Pharmaceutical Corp. Cl A	1,651	52,898
Mednax, Inc.*	1,349	89,857
Mettler-Toledo Int’l., Inc.*	900	154,800
Omnicare, Inc.	3,288	98,607
Owens & Minor, Inc.	1,755	57,002
Perrigo Co.	2,309	183,612
Pharmaceutical Product Development, Inc.	3,212	89,005
ResMed, Inc.*	4,308	129,240
Schein (Henry), Inc.*	2,541	178,302
Steris Corp.	1,653	57,095
Techne Corp.	1,035	74,106
Teleflex, Inc.	1,117	64,764
Thoratec Corp.*	1,644	42,629
United Therapeutics Corp.*	1,420	95,168

Universal Health Svcs., Inc. Cl B	2,721	134,445
VCA Antech, Inc.*	2,400	60,432
Vertex Pharmaceuticals, Inc.*	5,739	275,070
WellCare Health Plans, Inc.*	1,172	49,165
		3,648,713
INDUSTRIALS (15.0%)
Acuity Brands, Inc.	1,194	69,837
Aecom Technology Corp.*	3,275	90,816
AGCO Corp.*	2,598	142,812
AirTran Hldgs., Inc.*	3,793	28,258
Alaska Air Group, Inc.*	958	60,756
Alexander & Baldwin, Inc.	1,199	54,734
Alliant TechSystems, Inc.	936	66,147
AMETEK, Inc.	4,471	196,143
BE Aerospace, Inc.*	2,822	100,266
Bucyrus International, Inc.	2,285	208,963
Carlisle Cos., Inc.	1,703	75,869
Clean Harbors, Inc.*	639	63,044
Con-way, Inc.	1,539	60,467
Copart, Inc.*	1,665	72,144
Corporate Executive Board Co.	930	37,544
Corrections Corp. of America*	3,044	74,274
Crane Co.	1,280	61,990
Deluxe Corp.	1,443	38,297
Donaldson Co., Inc.	2,104	128,954
FTI Consulting, Inc.*	1,280	49,062
Gardner Denver, Inc.	1,432	111,739
GATX Corp.	1,287	49,755
Graco, Inc.	1,659	75,468
Granite Construction, Inc.	943	26,498
Harsco Corp.	2,235	78,873
HNI Corp.	1,218	38,440
Hubbell, Inc. Cl B	1,681	119,401
Hunt (J.B.) Transport Svcs., Inc.	2,444	111,006
Huntington Ingalls Industries, Inc.*	1,410	58,515
IDEX Corp.	2,281	99,566
JetBlue Airways Corp*	5,621	35,244
Kansas City Southern*	2,880	156,816
KBR, Inc.	4,106	155,084
Kennametal, Inc.	2,274	88,686
Kirby Corp.*	1,494	85,591
Korn/Ferry International*	1,298	28,906
Landstar System, Inc.	1,339	61,166
Lennox International, Inc.	1,248	65,620
Lincoln Electric Hldgs., Inc.	1,170	88,826
Manpower, Inc.	2,263	142,297
Miller (Herman), Inc.	1,599	43,957
Mine Safety Appliances Co.	861	31,573
MSC Industrial Direct Co., Inc. Cl A	1,251	85,656
Nordson Corp.	945	108,732
Oshkosh Corp.*	2,557	90,467
Pentair, Inc.	2,731	103,204
Regal-Beloit Corp.	1,060	78,260
Rollins, Inc.	1,772	35,972
Shaw Group, Inc.*	2,362	83,638
SPX Corp.	1,405	111,543
Terex Corp.*	2,973	110,120

The Brink’s Co.	1,291	42,745
Thomas & Betts Corp.*	1,429	84,983
Timken Co.	2,276	119,035
Towers Watson & Co. Cl A	1,272	70,545
Trinity Industries, Inc.	2,228	81,701
United Rentals, Inc.*	1,672	55,644
URS Corp.*	2,233	102,830
Valmont Industries, Inc.	599	62,518
Wabtec Corp.	1,333	90,417
Waste Connections, Inc.	3,187	91,754
Watsco, Inc.	776	54,095
Werner Enterprises, Inc.	1,250	33,088
Woodward, Inc.	1,611	55,676
		5,186,027
INFORMATION TECHNOLOGY (15.8%)
ACI Worldwide, Inc.*	923	30,274
Acxiom Corp.*	2,161	31,010
Adtran, Inc.	1,815	77,065
Advent Software, Inc.*	893	25,602
Alliance Data Systems Corp.*	1,433	123,080
ANSYS, Inc.*	2,569	139,214
AOL, Inc.*	2,928	57,184
Arrow Electronics, Inc.*	3,169	132,718
Atmel Corp.*	12,735	173,578
Avnet, Inc.*	4,277	145,803
Broadridge Financial Solutions, Inc.	3,551	80,572
Cadence Design Systems, Inc.*	7,372	71,877
Ciena Corp.*	2,822	73,259
Concur Technologies, Inc.*	1,285	71,253
Convergys Corp.*	3,398	48,795
CoreLogic, Inc.*	2,869	53,077
Cree, Inc.*	3,079	142,127
Cypress Semiconductor Corp.*	4,890	94,768
Diebold, Inc.	1,829	64,856
Digital River, Inc.*	1,092	40,874
DST Systems, Inc.	981	51,816
Equinix, Inc.*	1,268	115,515
FactSet Research Systems, Inc.	1,286	134,683
Fair Isaac Corp.	1,102	34,834
Fairchild Semiconductor Int’l., Inc.*	3,453	62,845
Gartner, Inc.*	2,365	98,550
Global Payments, Inc.	2,238	109,483
Henry (Jack) & Associates, Inc.	2,396	81,200
Informatica Corp.*	2,620	136,843
Ingram Micro, Inc. Cl A*	4,403	92,595
Integrated Device Technology, Inc.*	4,150	30,586
International Rectifier Corp.*	1,926	63,674
Intersil Corp. Cl A	3,439	42,816
Itron, Inc.*	1,131	63,834
Lam Research Corp.*	3,502	198,423
Lender Processing Svcs., Inc.	2,467	79,413
ManTech International Corp. Cl A*	627	26,585
Mentor Graphics Corp.*	3,033	44,373
Micros Systems, Inc.*	2,259	111,662
National Instruments Corp.	2,478	81,188
NCR Corp.*	4,407	83,028
NeuStar, Inc. Cl A*	2,047	52,362

Parametric Technology Corp.*	3,288	73,947
Plantronics, Inc.	1,341	49,107
Polycom, Inc.*	2,495	129,366
QLogic Corp.*	2,927	54,296
Quest Software, Inc.*	1,774	45,042
Rackspace Hosting, Inc.*	2,718	116,466
RF Micro Devices, Inc.*	7,713	49,440
Riverbed Technology, Inc.*	4,348	163,702
Rovi Corp.*	3,229	173,236
Semtech Corp.*	1,794	44,886
Silicon Laboratories, Inc.*	1,237	53,451
Skyworks Solutions, Inc.*	5,176	167,806
Solera Hldgs., Inc.	1,971	100,718
SRA International, Inc. Cl A*	1,189	33,720
Synopsys, Inc.*	4,244	117,347
Tech Data Corp.*	1,291	65,660
Tibco Software, Inc.*	4,582	124,860
Trimble Navigation Ltd.*	3,416	172,645
ValueClick, Inc.*	2,246	32,477
Varian Semiconductor Equipment Assocs., Inc.*	2,101	102,256
Vishay Intertechnology, Inc.*	4,549	80,699
Zebra Technologies Corp. Cl A*	1,543	60,547
		5,484,968
MATERIALS (6.7%)
Albemarle Corp.	2,573	153,788
AptarGroup, Inc.	1,868	93,643
Ashland, Inc.	2,212	127,765
Cabot Corp.	1,822	84,340
Carpenter Technology Corp.	1,228	52,448
Commercial Metals Co.	3,201	55,281
Compass Minerals Int’l., Inc.	915	85,580
Cytec Industries, Inc.	1,382	75,139
Greif, Inc. Cl A	863	56,449
Intrepid Potash, Inc.*	1,235	43,003
Louisiana-Pacific Corp.*	3,641	38,231
Lubrizol Corp.	1,801	241,262
Martin Marietta Materials, Inc	1,269	113,791
Minerals Technologies, Inc.	504	34,534
NewMarket Corp.	267	42,245
Olin Corp.	2,210	50,653
Packaging Corp. of America	2,862	82,683
Reliance Steel & Aluminum Co.	2,101	121,396
Rock-Tenn Co. Cl A	1,095	75,938
RPM International, Inc.	3,641	86,401
Scotts Miracle-Gro Co. Cl A	1,264	73,122
Sensient Technologies Corp.	1,384	49,603
Silgan Hldgs., Inc.	1,371	52,290
Sonoco Products Co.	2,810	101,806
Steel Dynamics, Inc.	6,186	116,111
Temple-Inland, Inc.	2,993	70,036
Valspar Corp.	2,665	104,202
Worthington Industries, Inc.	1,543	32,280
		2,314,020
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	2,536	85,463
tw telecom inc*	4,167	80,006
		165,469

UTILITIES (5.7%)
AGL Resources, Inc.	2,174	86,612
Alliant Energy Corp.	3,109	121,033
Aqua America, Inc.	3,829	87,646
Atmos Energy Corp.	2,513	85,693
Black Hills Corp.	1,081	36,149
Cleco Corp.	1,691	57,984
DPL, Inc.	3,332	91,330
Energen Corp.	2,012	126,997
Great Plains Energy, Inc.	3,789	75,856
Hawaiian Electric Industries, Inc.	2,658	65,918
Idacorp, Inc.	1,374	52,349
MDU Resources Group	5,224	119,995
National Fuel Gas Co.	2,294	169,756
NSTAR	2,883	133,396
NV Energy, Inc.	6,609	98,408
OGE Energy Corp.	2,717	137,372
PNM Resources, Inc.	2,411	35,972
Questar Corp.	4,962	86,587
UGI Corp.	3,075	101,168
Vectren Corp.	2,262	61,526
Westar Energy, Inc.	3,162	83,540
WGL Hldgs., Inc.	1,422	55,458
		1,970,745
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $26,712,459) 97.1%		33,590,734

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.11	05/19/11	200,000	199,971
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $199,971) 0.6%					199,971

TEMPORARY CASH INVESTMENTS (2)
(Cost: $607,900) 1.8%					607,900

TOTAL INVESTMENTS
(Cost: $27,520,330) 99.5%					34,398,605

OTHER NET ASSETS 0.5%					181,733

NET ASSETS 100.0%					$34,580,338

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Bassett Furniture Industries, Inc.*	4,959	38,928
CPI Corp.	3,213	72,325
Dillard’s, Inc. Cl A	3,517	141,102
Pep Boys - Manny, Moe & Jack	4,200	53,382
Rent-A-Center, Inc.	3,086	107,732
Shutterfly, Inc.*	1,288	67,440
Wolverine World Wide, Inc.	2,010	74,933
		555,842
CONSUMER STAPLES (0.5%)
Prestige Brands Hldgs., Inc.*	1,340	15,410
Vector Group Ltd.	1,410	24,379
		39,789
ENERGY (8.5%)
Brigham Exploration Co.*	4,358	162,030
Energy XXI (Bermuda) Ltd.*	1,766	60,227
Hornbeck Offshore Svcs., Inc.*	2,953	91,100
Houston American Energy Corp.	1,914	29,495
MarkWest Energy Partners LP	2,126	103,047
McMoRan Exploration Co.*	10,299	182,398
		628,297
FINANCIALS (33.3%)
AmTrust Financial Svcs., Inc.	1,190	22,693
Ashford Hospitality Trust, Inc.	10,621	117,043
Aspen Insurance Hldgs. Ltd.	2,346	64,656
Associated Estates Realty Corp.	2,417	38,382
BancFirst Corp.	897	38,284
Bank Mutual Corp.	2,329	9,852
Bank of Marin Bancorp	588	21,944
Banner Corp.	6,354	15,059
Brookline Bancorp, Inc.	6,012	63,306
Bryn Mawr Bank Corp.	1,767	36,347
Cash America Int’l., Inc.	1,522	70,088
Chesapeake Lodging Trust	2,828	49,235
Colonial Properties Trust	3,326	64,026
Dime Community Bancshares	2,933	43,291
EastGroup Properties, Inc.	1,214	53,380
Ellington Financial LLC	4,308	99,299
FelCor Lodging Trust, Inc.*	8,151	49,966
First Interstate BancSytem, Inc.	2,725	37,060
First Niagara Financial Group, Inc.	3,334	45,276
Flushing Financial Corp.	526	7,837
Forest City Enterprises, Inc. Cl A*	4,602	86,656
Glacier Bancorp, Inc.	3,325	50,041
Hersha Hospitality Trust	4,676	27,775
Highwoods Properties, Inc.	2,008	70,300
IBERIABANK Corp.	749	45,037
Investors Bancorp, Inc.*	3,080	45,861
KKR Financial Hldgs. LLC	2,173	21,274
Marlin Business Svcs. Corp.*	3,010	37,143
MB Financial, Inc.	2,197	46,049
Meadowbrook Insurance Group, Inc.	6,909	71,508
Medical Properties Trust, Inc.	2,500	28,925
Mid-America Apt. Communities, Inc.	740	47,508

National Retail Pptys., Inc.	1,828	47,766
NBH Hldgs. Co.†***	2,038	35,665
NewAlliance Bancshares, Inc.	4,952	73,488
Northwest Bancshares, Inc.	3,677	46,110
Pennsylvania REIT	4,581	65,371
PHH Corp.*	2,503	54,490
ProAssurance Corp.*	1,142	72,369
Prosperity Bancshares, Inc.	1,153	49,314
S.Y. Bancorp, Inc.	2,073	52,157
SeaBright Hldgs., Inc.	5,777	59,214
Senior Housing Pptys. Trust	2,499	57,577
Signature Bank*	1,230	69,372
SVB Financial Group*	1,423	81,011
Symetra Financial Corp.	2,625	35,700
UMB Financial Corp.	1,030	38,476
Urstadt Biddle Properties Cl A	1,595	30,337
Westamerica Bancorporation	1,178	60,514
Westfield Financial, Inc.	1,164	10,546
		2,464,578
HEALTH CARE (4.6%)
Abiomed, Inc.*	1,775	25,791
Allied Healthcare Int’l., Inc.*	11,473	29,141
Alphatec Hldgs., Inc.*	8,977	24,238
American Medical Systems Hldgs., Inc.*	1,567	33,910
Conceptus, Inc.*	3,842	55,517
Enzon Pharmaceuticals, Inc.*	9,384	102,286
RehabCare Group, Inc.*	1,889	69,647
		340,530
INDUSTRIALS (15.8%)
Actuant Corp. Cl A	2,749	79,721
Alaska Air Group, Inc.*	952	60,376
Ameron International Corp.	1,325	92,472
AZZ, Inc.	1,079	49,202
Cenveo, Inc.*	2,111	13,785
CTPartners Executive Search, Inc.*	581	8,221
EMCOR Group, Inc.*	1,251	38,743
Encore Wire Corp.	2,835	69,004
Force Protection, Inc.*	12,691	62,186
Genesee & Wyoming, Inc. Cl A*	1,758	102,316
Insperity, Inc.	711	21,600
Kaydon Corp.	1,927	75,519
Miller Industries, Inc.	4,358	70,774
Mueller Industries, Inc.	2,777	101,694
Old Dominion Freight Line, Inc.*	3,013	105,726
Orion Marine Group, Inc.*	4,370	46,934
SFN Group, Inc.*	3,698	52,105
Tutor Perini Corp.	3,203	78,025
UniTek Global Services, Inc.*	1,673	14,890
Universal Forest Products, Inc.	723	26,498
		1,169,791
INFORMATION TECHNOLOGY (10.6%)
ADPT Corp.*	6,211	18,260
Anixter International, Inc.	791	55,283
Cirrus Logic, Inc.*	1,902	39,999
CommVault Systems, Inc.*	760	30,309
DemandTec, Inc.*	2,222	29,242

Emulex Corp.*	4,379	46,724
Global Cash Access Hldgs., Inc.*	1,109	3,626
Informatica Corp.*	919	47,999
LogMeIn, Inc.*	520	21,923
Microsemi Corp.*	1,963	40,654
MKS Instruments, Inc.	1,601	53,313
Parametric Technology Corp.*	2,135	48,016
Plexus Corp.*	944	33,097
Richardson Electronics Ltd.	2,663	35,098
Semtech Corp.*	1,723	43,109
Super Micro Computer, Inc.*	1,006	16,136
Tibco Software, Inc.*	5,043	137,422
TTM Technologies, Inc.*	3,338	60,618
Websense, Inc.*	1,276	29,310
		790,138
MATERIALS (9.5%)
Buckeye Technologies, Inc.	2,528	68,837
Commercial Metals Co.	3,167	54,694
Copper Mountain Mining Corp.*	2,560	19,621
Crown Hldgs., Inc.*	3,126	120,601
Cytec Industries, Inc.	997	54,207
Hecla Mining Co.*	3,604	32,724
Innophos Hldgs., Inc.	610	28,127
Kaiser Aluminum Corp.	1,915	94,314
Silgan Hldgs., Inc.	3,485	132,918
Taseko Mines Ltd.*	7,883	46,746
US Gold Corp.*	5,404	47,717
		700,506
TELECOMMUNICATION SERVICES (1.2%)
Alaska Comm. Systems Group, Inc.	2,817	30,001
Consolidated Comms. Hldgs., Inc.	3,018	56,527
		86,528
UTILITIES (4.7%)
Avista Corp.	3,092	71,518
Black Hills Corp.	957	32,002
Idacorp, Inc.	1,767	67,323
Northwest Natural Gas Co.	1,033	47,652
PNM Resources, Inc.	3,495	52,145
Unisource Energy Corp.	2,062	74,500
		345,140
TOTAL COMMON STOCKS
(Cost: $5,520,701) 96.2%		7,121,139

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	27,145
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $8,900) 0.4%		27,145

TEMPORARY CASH INVESTMENTS (3)
(Cost: $200,000) 2.7%		200,000

TOTAL INVESTMENTS
(Cost: $5,729,601) 99.3%	7,348,284

OTHER NET ASSETS 0.7%	50,942

NET ASSETS 100.0%	$7,399,226

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.9%)
AFC Enterprises, Inc.*	2,009	30,396
American Axle & Mfg. Hldgs., Inc.*	1,689	21,265
California Pizza Kitchen, Inc.*	3,466	58,506
Collective Brands, Inc.*	2,083	44,951
Dana Hldg. Corp.*	944	16,416
Deckers Outdoor Corp.*	1,048	90,285
Denny’s Corp.*	11,427	46,394
Fossil, Inc.*	712	66,679
G-III Apparel Group Ltd.*	1,170	43,969
Lincoln Educational Svcs. Corp.	2,359	37,485
Maidenform Brands, Inc.*	1,200	34,284
OfficeMax, Inc.*	5,593	72,373
P.F. Chang’s China Bistro, Inc.	668	30,855
Pinnacle Entertainment, Inc.*	4,489	61,140
Shutterfly, Inc.*	2,391	125,193
Sotheby’s	593	31,192
Steve Madden Ltd.*	1,126	52,843
Tenneco, Inc.*	1,047	44,445
Tupperware Brands Corp.	671	40,065
		948,736
CONSUMER STAPLES (2.6%)
Darling International, Inc.*	2,700	41,499
Diamond Foods, Inc.	676	37,721
Pantry, Inc.*	1,819	26,976
TreeHouse Foods, Inc.*	824	46,861
Vector Group Ltd.	1,508	26,073
		179,130
ENERGY (6.9%)
Abraxas Petroleum Corp.*	4,632	27,097
Brigham Exploration Co.*	4,128	153,474
Energy XXI (Bermuda) Ltd.*	2,205	75,191
Lufkin Industries, Inc.	560	52,343
MarkWest Energy Partners LP	742	35,965
McMoRan Exploration Co.*	7,343	130,045
		474,115
FINANCIALS (3.5%)
First Financial Bancorp.	1,869	31,194
PS Business Parks, Inc.	562	32,562
S.Y. Bancorp, Inc.	1,149	28,909
Senior Housing Pptys. Trust	1,624	37,417
Signature Bank*	1,041	58,712
Stifel Financial Corp.*	743	53,340
		242,134
HEALTH CARE (15.4%)
Abiomed, Inc.*	4,728	68,698
Acorda Therapeutics, Inc.*	1,290	29,928
Alphatec Hldgs., Inc.*	7,573	20,447
American Medical Systems Hldgs., Inc.*	1,868	40,424
Auxilium Pharmaceuticals, Inc.*	721	15,480
Bruker Corp.*	2,022	42,159
Cyberonics, Inc.*	2,101	66,833
DexCom, Inc.*	2,255	34,998
Emergent Biosolutions, Inc.*	1,590	38,414
Enzon Pharmaceuticals, Inc.*	4,043	44,069

Exelixis, Inc.*	4,115	46,500
Geron Corp.*	2,044	10,322
HMS Hldgs. Corp.*	921	75,384
Human Genome Sciences, Inc.*	1,205	33,077
Insulet Corp.*	906	18,682
IPC The Hospitalist Co.*	1,991	90,411
Medidata Solutions, Inc.*	2,448	62,595
Neogen Corp.*	959	39,683
NuPathe, Inc.*	1,825	14,253
NxStage Medical, Inc.*	1,625	35,718
Onyx Pharmaceuticals, Inc.*	1,010	35,532
Optimer Pharmaceuticals, Inc.*	1,053	12,457
PAREXEL International Corp.*	861	21,439
Salix Pharmaceuticals Ltd.*	2,455	85,999
Seattle Genetics, Inc.*	1,945	30,284
SXC Health Solutions Corp.*	778	42,634
		1,056,420
INDUSTRIALS (14.9%)
Acco Brands Corp.*	4,540	43,312
Astec Industries, Inc.*	1,155	43,070
Astronics Corp.*	1,235	31,085
AZZ, Inc.	1,492	68,035
Belden, Inc.	835	31,354
CTPartners Executive Search, Inc.*	806	11,405
EnPro Industries, Inc.*	774	28,112
Genesee & Wyoming, Inc. Cl A*	1,130	65,766
Graham Corp.	1,727	41,344
Great Lakes Dredge & Dock Co.	4,192	31,985
Healthcare Svcs. Group, Inc.	2,139	37,604
Hub Group, Inc. Cl A*	1,136	41,112
Kaydon Corp.	920	36,055
Meritor, Inc.*	1,663	28,221
Old Dominion Freight Line, Inc.*	1,713	60,109
Powell Industries, Inc.*	237	9,347
Raven Industries, Inc.	818	50,242
RBC Bearings, Inc.*	1,282	49,011
Robbins & Myers, Inc.	1,753	80,620
SFN Group, Inc.*	3,886	54,754
Sun Hydraulics Corp.	1,656	71,374
Teledyne Technologies, Inc.*	1,175	60,759
Tutor Perini Corp.	1,932	47,064
		1,021,740
INFORMATION TECHNOLOGY (30.1%)
Adtran, Inc.	1,443	61,270
Anaren, Inc.*	1,447	29,085
Ariba, Inc.*	1,715	58,550
Ceragon Networks Ltd.*	3,076	37,158
Cirrus Logic, Inc.*	2,048	43,069
CommVault Systems, Inc.*	2,036	81,196
comScore, Inc.*	2,250	66,398
Entropic Communications, Inc.*	5,099	43,087
Forrester Research, Inc.	1,674	64,097
iGATE Corp.	2,002	37,578
Informatica Corp.*	2,371	123,837
Intevac, Inc.*	808	10,043
JDA Software Group, Inc.*	1,188	35,949
Lattice Semiconductor Corp.*	7,536	44,462
Lawson Software, Inc.*	4,445	53,785
Littelfuse, Inc.	525	29,978

LogMeIn, Inc.*	2,369	99,877
Mercury Computer Systems, Inc.*	3,424	72,452
Microsemi Corp.*	2,207	45,707
MKS Instruments, Inc.	1,664	55,411
Monolithic Power Systems, Inc.*	2,591	36,766
Monotype Imaging Hldgs., Inc.*	2,667	38,672
Netlogic Microsystems, Inc.*	1,785	75,006
Parametric Technology Corp.*	3,631	81,661
Plexus Corp.*	2,191	76,816
Polycom, Inc.*	891	46,198
Rackspace Hosting, Inc.*	1,486	63,675
RightNow Technologies, Inc.*	2,022	63,289
Riverbed Technology, Inc.*	1,257	47,326
Rogers Corp.*	1,278	57,587
Sapient Corp.*	2,378	27,228
SAVVIS, Inc.*	2,023	75,033
Sourcefire, Inc.*	1,255	34,525
STEC, Inc.*	2,225	44,700
SuccessFactors, Inc.*	1,027	40,145
Super Micro Computer, Inc.*	2,504	40,164
Tibco Software, Inc.*	2,766	75,374
Websense, Inc.*	1,932	44,378
		2,061,532
MATERIALS (7.0%)
Allied Nevada Gold Corp.*	1,664	59,039
Ferro Corp.*	1,990	33,014
Innophos Hldgs., Inc.	1,751	80,739
LSB Industries, Inc.*	925	36,667
Materion Corp.*	876	35,741
Silgan Hldgs., Inc.	1,038	39,589
Universal Stainless & Alloy Products, Inc.*	1,286	43,377
US Gold Corp.*	16,807	148,406
Zep, Inc.	267	4,648
		481,220
TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.	2,663	49,878

UTILITIES (0.5%)
Northwest Natural Gas Co.	724	33,398

TOTAL COMMON STOCKS (Cost: $4,498,801) 95.5%		6,548,303

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 3.7%		250,000

TOTAL INVESTMENTS (Cost: $4,748,801) 99.2%		6,798,303

OTHER NET ASSETS 0.8%		54,594

NET ASSETS 100.0%		$6,852,897

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.3%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,676,876
U.S. Treasury Note	AAA	1.00	12/31/11	1,000,000	1,005,547
U.S. Treasury Note	AAA	1.25	08/31/15	750,000	726,914
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,745,235
U.S. Treasury Note	AAA	2.25	11/30/17	1,000,000	965,938
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,541,837
U.S. Treasury Note	AAA	3.25	05/31/16	2,750,000	2,879,762
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,045,234
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	2,135,468
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,221,837
U.S. Treasury Strip	AAA	0.00	08/15/18	3,500,000	2,782,739
U.S. Treasury Strip	AAA	0.00	08/15/21	3,500,000	2,354,219
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	277,548
					22,359,154
U.S. GOVERNMENT AGENCIES (32.1%)
MORTGAGE-BACKED OBLIGATIONS (32.1%)
FHARM	AAA	4.64	09/01/39	266,321	279,495
FHARM	AAA	5.22	04/01/37	117,174	124,834
FHARM	AAA	5.24	02/01/36	197,144	210,225
FHARM	AAA	5.39	04/01/37	113,877	121,365
FHARM	AAA	5.43	05/01/37	227,009	242,221
FHARM	AAA	5.77	03/01/37	141,373	152,570
FHLMC	AAA	4.00	02/01/25	267,973	275,886
FHLMC	AAA	4.50	03/01/34	326,521	335,255
FHLMC	AAA	4.50	08/01/34	262,838	269,375
FHLMC	AAA	4.50	08/15/35	151,429	149,764
FHLMC	AAA	5.00	02/01/26	108,879	114,700
FHLMC	AAA	5.50	03/01/21	112,935	122,598
FHLMC	AAA	5.50	07/01/32	186,232	200,109
FHLMC	AAA	5.50	08/15/33	156,043	165,961
FHLMC	AAA	6.00	07/15/29	124,742	134,862
FHLMC	AAA	6.00	03/15/32	128,478	141,807
FNMA	AAA	4.00	05/01/19	171,900	179,851
FNMA	AAA	4.00	10/01/30	600,865	598,877
FNMA	AAA	4.00	01/01/31	495,264	493,625
FNMA	AAA	4.00	05/01/35	418,630	416,957
FNMA	AAA	4.50	05/01/18	82,580	87,442
FNMA	AAA	4.50	05/01/19	97,849	103,427
FNMA	AAA	4.50	05/01/30	399,117	410,248
FNMA	AAA	4.50	08/01/33	248,744	256,214
FNMA	AAA	4.50	08/01/33	147,173	151,592
FNMA	AAA	4.50	09/01/33	548,903	565,386
FNMA	AAA	4.50	05/01/34	86,984	89,379
FNMA	AAA	4.50	06/01/34	187,955	193,130
FNMA	AAA	4.50	08/01/35	432,986	444,229
FNMA	AAA	4.50	12/01/35	322,816	331,198
FNMA	AAA	4.50	05/01/40	439,633	454,530
FNMA	AAA	5.00	04/01/18	135,011	144,555
FNMA	AAA	5.00	09/01/18	79,498	85,118
FNMA	AAA	5.00	10/01/20	164,359	175,773
FNMA	AAA	5.00	06/01/33	368,378	388,318

FNMA	AAA	5.00	09/01/33	196,188	206,807
FNMA	AAA	5.00	11/01/33	350,782	369,769
FNMA	AAA	5.00	11/01/33	320,669	338,026
FNMA	AAA	5.00	03/01/34	82,516	86,982
FNMA	AAA	5.00	04/01/34	98,966	104,215
FNMA	AAA	5.00	04/01/34	62,029	65,319
FNMA	AAA	5.00	04/01/35	200,908	211,437
FNMA	AAA	5.00	06/01/35	115,865	121,937
FNMA	AAA	5.00	09/01/35	225,526	237,345
FNMA	AAA	5.00	11/25/35	250,000	261,806
FNMA	AAA	5.00	10/01/36	231,109	243,221
FNMA	AAA	5.00	05/01/39	379,902	403,615
FNMA	AAA	5.50	04/01/17	7,210	7,825
FNMA	AAA	5.50	05/01/17	7,291	7,913
FNMA	AAA	5.50	06/01/17	5,720	6,208
FNMA	AAA	5.50	09/01/19	50,220	54,564
FNMA	AAA	5.50	08/01/25	148,373	159,904
FNMA	AAA	5.50	01/01/27	86,349	92,777
FNMA	AAA	5.50	07/01/33	146,529	157,786
FNMA	AAA	5.50	09/01/33	108,337	116,660
FNMA	AAA	5.50	10/01/33	254,139	273,662
FNMA	AAA	5.50	03/01/34	88,902	95,732
FNMA	AAA	5.50	03/01/34	45,013	48,471
FNMA	AAA	5.50	07/01/34	89,209	95,951
FNMA	AAA	5.50	09/01/34	407,274	438,051
FNMA	AAA	5.50	09/01/34	388,119	418,419
FNMA	AAA	5.50	09/01/34	117,910	126,821
FNMA	AAA	5.50	10/01/34	80,260	86,325
FNMA	AAA	5.50	02/01/35	125,209	134,671
FNMA	AAA	5.50	02/01/35	114,341	122,874
FNMA	AAA	5.50	04/01/35	178,145	191,440
FNMA	AAA	5.50	08/01/35	205,868	221,233
FNMA	AAA	5.50	11/01/35	172,992	185,903
FNMA	AAA	5.50	07/01/36	309,444	332,829
FNMA	AAA	5.50	06/01/37	233,326	250,083
FNMA	AAA	5.50	11/01/38	135,685	144,073
FNMA	AAA	5.50	06/01/48	131,106	139,375
FNMA	AAA	6.00	04/01/23	117,668	130,255
FNMA	AAA	6.00	01/01/25	228,470	251,906
FNMA	AAA	6.00	03/01/28	155,193	169,499
FNMA	AAA	6.00	03/01/32	10,633	11,708
FNMA	AAA	6.00	04/01/32	20,468	22,537
FNMA	AAA	6.00	04/01/32	10,386	11,436
FNMA	AAA	6.00	05/01/32	22,367	24,627
FNMA	AAA	6.00	05/01/33	226,068	248,776
FNMA	AAA	6.00	09/01/34	156,824	172,283
FNMA	AAA	6.00	10/01/34	209,080	229,690
FNMA	AAA	6.00	11/01/34	122,094	134,129
FNMA	AAA	6.00	12/01/36	156,969	171,462
FNMA	AAA	6.00	01/01/37	143,490	156,737
FNMA	AAA	6.00	05/01/37	122,811	132,768
FNMA	AAA	6.00	07/01/37	108,933	118,684
FNMA	AAA	6.00	08/01/37	224,696	244,809
FNMA	AAA	6.00	12/01/37	71,147	77,515
FNMA	AAA	6.00	10/25/44	161,803	178,388
FNMA	AAA	6.00	02/25/47	125,053	135,995
FNMA	AAA	6.00	12/25/49	187,706	206,946

FNMA	AAA	6.50	09/01/16	3,827	4,194
FNMA	AAA	6.50	03/01/17	9,718	10,681
FNMA	AAA	6.50	05/01/17	2,142	2,354
FNMA	AAA	6.50	06/01/17	33,797	37,145
FNMA	AAA	6.50	04/01/32	9,423	10,660
FNMA	AAA	6.50	05/01/32	22,730	25,713
FNMA	AAA	6.50	05/01/32	22,169	25,078
FNMA	AAA	6.50	07/01/32	26,481	29,956
FNMA	AAA	6.50	07/01/34	103,678	116,895
FNMA	AAA	6.50	09/01/34	68,443	77,168
FNMA	AAA	6.50	09/01/36	109,867	122,226
FNMA	AAA	6.50	05/01/37	94,108	105,605
FNMA	AAA	6.50	09/01/37	137,975	154,831
FNMA	AAA	6.50	05/01/38	114,676	128,661
FNMA	AAA	7.00	09/01/31	8,610	9,914
FNMA	AAA	7.00	11/01/31	7,238	8,334
FNMA	AAA	7.00	04/01/32	28,382	32,689
FNMA	AAA	7.00	01/25/44	299,807	332,801
FNMA	AAA	7.50	06/01/31	4,752	5,518
FNMA	AAA	7.50	02/01/32	12,728	14,786
FNMA	AAA	7.50	04/01/32	7,501	8,720
FNMA	AAA	7.50	06/01/32	6,031	7,011
FNMA	AAA	8.00	03/01/31	3,957	4,627
FNMA	AAA	8.00	04/01/32	8,496	9,942
FNMA	AAA	8.00	04/01/32	878	1,028
GNMA (4)	AAA	3.50	09/20/33	485,633	503,668
GNMA (4)	AAA	3.50	01/20/37	498,950	508,748
GNMA (4)	AAA	4.50	10/15/40	397,119	410,418
GNMA (4)	AAA	5.00	06/20/39	218,249	222,810
GNMA (4)	AAA	5.00	11/15/39	322,384	342,483
GNMA (4)	AAA	5.00	06/20/40	445,254	473,152
GNMA (4)	AAA	6.27	10/16/27	24,393	24,383
GNMA (4)	AAA	6.50	04/15/31	1,858	2,104
GNMA (4)	AAA	6.50	10/15/31	11,927	13,507
GNMA (4)	AAA	6.50	12/15/31	3,458	3,916
GNMA (4)	AAA	6.50	05/15/32	3,364	3,810
GNMA (4)	AAA	7.00	05/15/31	8,549	9,898
GNMA (4)	AAA	7.00	09/15/31	3,075	3,561
GNMA (4)	AAA	7.00	09/15/31	703	814
GNMA (4)	AAA	7.00	05/15/32	1,577	1,824
GNMA (4)	AAA	7.00	10/20/38	25,160	28,481
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	319,912	345,197
					22,186,366
CORPORATE DEBT (32.8%)
CONSUMER DISCRETIONARY (4.8%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	273,332
Black & Decker Corp.	A	4.75	11/01/14	250,000	268,882
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	246,917
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	252,188
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	210,826
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	276,453
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	269,145
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	517,645
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	262,433
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	246,227
Scholastic Corp.	BB-	5.00	04/15/13	250,000	252,813

Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	274,829
					3,351,690
CONSUMER STAPLES (2.4%)
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	245,720
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	281,591
Hershey Co.	A	4.85	08/15/15	250,000	271,001
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	271,394
Kroger Co.	BBB	4.95	01/15/15	250,000	269,760
Safeway, Inc.	BBB	3.95	08/15/20	300,000	283,757
					1,623,223
ENERGY (4.4%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	268,827
Enbridge, Inc.	A-	5.80	06/15/14	150,000	166,265
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,875
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	257,926
Noble Corp.	A-	7.50	03/15/19	250,000	296,195
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	265,940
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	967,897
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	267,136
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	268,460
					3,020,521
FINANCIALS (10.7%)
Alleghany Corp.	BBB	5.63	09/15/20	250,000	253,314
Ally Financial, Inc.	B	0.00	12/01/12	500,000	468,125
Bank of America Corp.	A	3.70	09/01/15	250,000	250,401
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	284,027
Block Financial LLC	BBB	5.13	10/30/14	250,000	257,856
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	264,977
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	272,840
Colonial Realty LP	BB+	4.80	04/01/11	200,000	200,000
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	224,216
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	514,056
First Industrial LP	BB-	6.88	04/15/12	250,000	252,808
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,986
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	534,678
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	262,155
HCP, Inc.	BBB	5.65	12/15/13	250,000	270,781
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	264,419
Lincoln National Corp.	A-	5.65	08/27/12	200,000	211,545
Markel Corp.	BBB	6.80	02/15/13	150,000	161,069
Morgan Stanley	A	4.00	07/24/15	250,000	254,070
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	266,774
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	335,427
Protective Life Corp.	A-	7.38	10/15/19	310,000	344,927
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	266,185
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	248,165
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	261,415
					7,430,216
HEALTH CARE (2.6%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	282,353
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	207,465
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	283,209
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	264,441
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	250,878
WellPoint, Inc.	A-	4.35	08/15/20	250,000	249,417
Wyeth	AA	5.50	03/15/13	250,000	270,966
					1,808,729

INDUSTRIALS (3.0%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	262,710
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	259,253
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	248,982
Masco Corp.	BBB	5.88	07/15/12	200,000	209,380
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	254,381
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	266,997
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	254,505
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	312,174
					2,068,382
INFORMATION TECHNOLOGY (0.4%)
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	255,585

MATERIALS (1.8%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	243,030
Geon Co.	B+	7.50	12/15/15	250,000	256,875
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	279,200
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	250,000
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	204,750
					1,233,855
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A-	7.00	03/15/16	250,000	292,734
CenturyLink, Inc.	BBB-	5.00	02/15/15	250,000	261,757
					554,491
UTILITIES (1.9%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	245,735
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	262,242
Carolina Power & Light Co.	A	5.25	12/15/15	250,000	277,560
Entergy Corp.	BBB-	5.13	09/15/20	250,000	243,983
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	268,177
					1,297,697
TOTAL LONG-TERM DEBT SECURITIES (Cost: $64,602,197) 97.2%					67,189,909

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
Colgate-Palmolive Corp.†	A-1+	0.10	04/18/11	1,500,000	1,499,929
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,929) 2.2%					1,499,929

TEMPORARY CASH INVESTMENTS (2) (Cost: $338,100) 0.5%					338,100

TOTAL INVESTMENTS (Cost: $66,440,226) 99.9%					69,027,938

OTHER NET ASSETS 0.1%					76,371

NET ASSETS 100.0%					$69,104,309

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.8%)
U.S. Treasury Bill	AAA	0.14	06/02/11	1,090,000	1,089,870
U.S. Treasury Bill	AAA	0.14	06/02/11	3,900,000	3,899,552
					4,989,422
U.S. GOVERNMENT AGENCIES (12.6%)
FHLB	AAA	0.10	06/03/11	2,050,000	2,049,762
FNMA	AAA	0.17	04/13/11	3,250,000	3,249,934
					5,299,696
COMMERCIAL PAPER (82.2%)
Abbott Laboratories†	A-1+	0.17	04/26/11	270,000	269,968
Abbott Laboratories†	A-1+	0.18	04/12/11	930,000	929,950
Bank of America Corp.	A-1	0.24	05/02/11	1,200,000	1,199,756
Campbell Soup Co.†	A-1	0.18	04/01/11	1,200,000	1,200,000
Cargill Global Fund PLC†	A-1	0.19	04/05/11	1,200,000	1,199,975
Coca-Cola Co.†	A-1	0.20	05/20/11	1,200,000	1,199,673
Danaher Corp.	A-1	0.19	04/20/11	1,200,000	1,199,880
Deere & Co.†	A-1	0.17	04/28/11	1,200,000	1,199,847
Disney (Walt) Co.†	A-1	0.19	04/15/11	889,000	888,938
eBay, Inc.†	A-1	0.15	04/13/11	1,200,000	1,199,940
Ecolab, Inc.†	A-1	0.17	04/27/11	1,200,000	1,199,853
Emerson Electric Co.†	A-1	0.15	04/06/11	325,000	324,993
Emerson Electric Co.†	A-1	0.15	04/08/11	850,000	849,975
General Electric Capital Corp.	A-1+	0.22	04/18/11	1,000,000	999,896
General Electric Co.	A-1+	0.22	04/01/11	210,000	210,000
Goldman Sachs Group, Inc.	A-1	0.19	05/23/11	200,000	199,953
Google, Inc.†	A-1+	0.17	04/18/11	1,200,000	1,199,906
Grainger (W.W.), Inc.	A-1+	0.18	04/14/11	1,200,000	1,199,922
Hewlett-Packard Co.†	A-1	0.15	04/15/11	1,200,000	1,199,930
Honeywell International†	A-1	0.22	06/29/11	1,200,000	1,199,340
Illinois Tool Works, Inc.†	A-1	0.16	04/11/11	1,200,000	1,199,947
Int’l. Business Machines Corp.†	A-1	0.12	04/01/11	1,200,000	1,200,000
Johnson & Johnson†	A-1+	0.16	05/19/11	1,200,000	1,199,815
National Rural Utilities	A-1	0.22	05/13/11	1,200,000	1,199,742
Nestle Capital Corp.†	A-1+	0.19	04/05/11	640,000	639,986
Nestle Capital Corp.†	A-1+	0.18	05/02/11	560,000	559,937
NetJets, Inc.†	A-1+	0.18	05/12/11	950,000	949,805
NetJets, Inc.†	A-1+	0.19	04/29/11	250,000	249,963
Novartis Finance Corp.†	A-1+	0.19	04/14/11	1,200,000	1,199,922
NSTAR†	A-1	0.15	04/05/11	1,200,000	1,199,980
PepsiCo, Inc.†	A-1	0.16	04/11/11	760,000	759,966
PepsiCo, Inc.†	A-1	0.16	04/19/11	440,000	439,965
Private Export Fund Corp.†	A-1	0.17	05/06/11	1,200,000	1,199,802
Procter & Gamble†	A-1+	0.18	05/31/11	1,200,000	1,199,633
Toyota Motor Credit Corp.	A-1+	0.19	05/02/11	750,000	749,879
Toyota Motor Credit Corp.	A-1+	0.24	04/14/11	450,000	449,963
Wal-Mart Stores, Inc.†	A-1+	0.15	04/07/11	300,000	299,993
Wal-Mart Stores, Inc.†	A-1+	0.15	04/11/11	900,000	899,963
					34,669,956
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $44,958,037) 106.6%					44,959,074

TEMPORARY CASH INVESTMENTS (2)
(Cost: $239,800) 0.5%					239,800

TOTAL INVESTMENTS
(Cost: $45,197,837) 107.1%	45,198,874

OTHER NET ASSETS -7.1%	(3,000,184)

NET ASSETS 100.0%	$42,198,690

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors. This security is listed as a Level 3 security in the Fair Value footnote on the following page.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$45,798	0.1%
SMALL CAP VALUE FUND	$35,665	0.5%
BOND FUND	$2,565,558	3.7%
MONEY MARKET FUND	$27,260,965	64.6%

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.  Information on futures contracts outstanding in the Funds as of March 31, 2011, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	9	E-mini S&P 500 Stock Index	P	June 2011	$594,450	$2,542	1.4%
EQUITY INDEX FUND	28	E-mini S&P 500 Stock Index	P	June 2011	$1,849,400	$22,370	3.5%
MID-CAP EQUITY INDEX FUND	8	E-mini S&P MidCap 400 Stock Index	P	June 2011	$789,840	$27,303	2.3%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2011 was 0.15%.

(3)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2011 was 0.10%.

(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$21,240,270	—	—		$21,240,270
Common Stock - Active	$19,749,176	—	$45,798	(1)	$19,794,974
Convertible Preferred Stock	$30,500	—	—		$30,500
Short-Term Debt	—	$200,002	—		$200,002
Temporary Cash Investments	—	$723,200	—		$723,200
	$41,019,946	$923,202	$45,798		$41,988,946

Equity Index Fund
Common Stock	$51,797,353	—	—		$51,797,353
Short-Term Debt Securities	—	$999,717	—		$999,717
Temporary Cash Investments	—	$750,000	—		$750,000
	$51,797,353	$1,749,717	—		$53,547,070

Mid-Cap Equity Index Fund
Common Stock	$33,590,734	—	—		$33,590,734
Short-Term Debt Securities	—	$199,971	—		$199,971
Temporary Cash Investments	—	$607,900	—		$607,900
	$33,590,734	$807,871	—		$34,398,605
Small Cap Value Fund
Common Stock	$7,085,474	—	$35,665	(1)	$7,121,139
Convertible Preferred Stock	$27,145	—	—		$27,145
Temporary Cash Investments	—	$200,000	—		$200,000
	$7,112,619	$200,000	$35,665		$7,348,284
Small Cap Growth Fund
Common Stock	$6,548,303	—	—		$6,548,303
Temporary Cash Investments	—	$250,000	—		$250,000
	$6,548,303	$250,000	—		$6,798,303

Bond Fund
U.S. Government Debt	—	$22,359,154	—		$22,359,154
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,186,366	—		$22,186,366
Corporate Debt	—	$22,644,389	—		$22,644,389
Short-Term Debt Securities	—	$1,499,929	—		$1,499,929
Temporary Cash Investments	—	$338,100	—		$338,100
	—	$69,027,938	—		$69,027,938

Money Market Fund
U.S. Government Debt	—	$4,989,422	—		$4,989,422
U.S. Government Agency Short-Term Debt	—	$5,299,696	—		$5,299,696
Commercial Paper	—	$34,669,956	—		$34,669,956
Temporary Cash Investments	—	$239,800	—		$239,800
	—	$45,198,874	—		$45,198,874
Other Financial Instruments:*
All America Fund	$2,542	—	—		$2,542
Equity Index Fund	$22,370	—	—		$22,370
Mid-Cap Equity Index Fund	$27,303	—	—		$27,303

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes securities issued by NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and the Financials section of the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2011

		Change in				Net Change in
	Balance	Unrealized	Transfers	Transfers	Balance	Unrealized Gains/(Losses)
	December 31,	Gains	Into	Out of	March 31,	of Level 3 Assets Held as of
	2010	(Losses) (a)	Level 3	Level 3	2011	March 31, 2011
All America Fund - Active Common Stock	$51,032	$(5,234)	—	—	$45,798	$(5,234)
Small Cap Value Fund - Common Stock	$39,741	$(4,076)	—	—	$35,665	$(4,076)

(a)	Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2011 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$10,052,494	$11,911,173	$7,427,263	$1,759,415
Unrealized Depreciation	(3,612,102)	(5,533,379)	(2,334,004)	(157,787)
Net	$6,440,392	$6,377,794	$5,093,259	$1,601,628
Tax Cost of Investments	$35,548,554	$47,169,276	$29,305,346	$5,746,656

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$2,101,715	$2,845,207	$1,051
Unrealized Depreciation	(64,067)	(257,495)	(14)
Net	$2,037,648	$2,587,712	$1,037
Tax Cost of Investments	$4,760,655	$66,440,226	$45,197,837

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2011